UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07584
Rydex Series Funds
(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

MANAGED FUTURES STRATEGY FUND	6

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

OTHER INFORMATION	23

RYDEX|SGI PRIVACY POLICIES	24

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	25
the RYDEX | SGI series funds semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
2 | the RYDEX | SGI series funds semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.
Sincerely,

Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI series funds semi-annual report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Managed Futures Strategy Fund
A-Class	1.96%	(1.09%)	$1,000.00	$989.14	$9.67
C-Class	2.71%	(1.44%)	1,000.00	985.62	13.34
H-Class	1.96%	(1.09%)	1,000.00	989.14	9.67
Institutional Class	1.71%	(0.93%)	1,000.00	990.71	8.44
Y-Class	1.66%	(0.93%)	1,000.00	990.71	8.19

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	1.96%	5.00%	1,000.00	1,015.08	9.79
C-Class	2.71%	5.00%	1,000.00	1,011.36	13.51
H-Class	1.96%	5.00%	1,000.00	1,015.08	9.79
Institutional Class	1.71%	5.00%	1,000.00	1,016.31	8.55
Y-Class	1.66%	5.00%	1,000.00	1,016.56	8.30

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
the RYDEX | SGI series funds semi-annual report | 5

FUND PROFILE (Unaudited)	June 30, 2011
MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (the “benchmark” or the “S&P DTI”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets )” excludes any temporary cash investments.

Inception Dates:

A-Class	March 2, 2007
C-Class	March 2, 2007
H-Class	March 2, 2007
Institutional Class	May 3, 2010
Y-Class	March 29, 2010
The Fund invests principally in commodity, currency and financial-linked structured notes, and in commodity, currency, and financial-linked derivative instruments, including commodity options, futures and options on futures.
6 | the RYDEX | SGI series funds semi-annual report

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

MANAGED FUTURES STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 67.5%
Fannie Mae[1]
0.20% due 06/01/12	$50,000,000	$49,906,850
0.18% due 06/01/12	50,000,000	49,906,850
0.23% due 03/01/12	50,000,000	49,956,000
0.21% due 03/01/12	25,000,000	24,978,000
0.19% due 05/01/12	25,000,000	24,961,925
0.18% due 05/01/12	50,000,000	49,923,850
0.29% due 07/01/11	50,000,000	50,000,000
0.29% due 08/08/11	50,000,000	49,998,950
0.25% due 12/01/11	50,000,000	49,980,900
0.20% due 05/29/12	50,000,000	49,916,900
0.31% due 08/01/11	25,000,000	24,999,575
0.29% due 08/29/11	25,000,000	24,999,175
0.24% due 10/03/11	25,000,000	24,997,400
0.18% due 12/02/11	25,000,000	24,990,375
0.21% due 02/01/12	25,000,000	24,982,100
0.22% due 03/19/12	25,000,000	24,976,375
0.23% due 04/02/12	25,000,000	24,971,275
0.18% due 01/03/12	20,000,000	19,988,640
Farmer Mac[2]
0.26% due 11/23/11	50,000,000	49,985,900
0.23% due 12/22/11	50,000,000	49,978,250
0.20% due 05/31/12	50,000,000	49,916,400
0.22% due 06/22/12	50,000,000	49,901,050
0.20% due 07/28/11	40,000,000	39,999,400
0.23% due 10/28/11	40,000,000	39,994,720
0.29% due 03/29/12	40,000,000	39,960,760
0.24% due 12/01/11	25,000,000	24,990,450
0.34% due 12/23/11	25,000,000	24,989,075
0.27% due 04/13/12	25,000,000	24,970,150
0.24% due 04/26/12	15,000,000	14,981,280
0.20% due 04/26/12	10,000,000	9,987,520
0.21% due 06/01/12	25,000,000	24,953,425
0.25% due 06/20/12	25,000,000	24,950,800
0.31% due 01/17/12	16,500,000	16,489,919
0.26% due 09/28/11	10,000,000	9,999,260
0.25% due 09/29/11	10,000,000	9,999,250
0.20% due 05/01/12	10,000,000	9,984,770
Freddie Mac[1]
0.22% due 07/26/11	50,000,000	49,999,300
0.23% due 03/13/12	50,000,000	49,953,800
0.17% due 09/26/11	25,000,000	24,998,200
0.25% due 10/18/11	25,000,000	24,996,975
0.09% due 10/24/11	25,000,000	24,996,800
0.22% due 11/01/11	25,000,000	24,994,025
0.20% due 11/04/11	25,000,000	24,993,875
0.22% due 12/01/11	25,000,000	24,990,450
0.20% due 12/07/11	25,000,000	24,990,075
Federal Farm Credit Bank[2]
0.33% due 12/27/11	50,000,000	49,977,650
0.27% due 03/23/12	50,000,000	49,952,000
0.23% due 08/04/11	40,000,000	39,999,240
0.20% due 01/06/12	25,000,000	24,985,575
0.32% due 02/03/12	25,000,000	24,981,925
0.15% due 03/02/12	25,000,000	24,977,900
Federal Home Loan Bank[2]
0.04% due 08/09/11	50,000,000	49,998,900
0.31% due 09/19/11	25,000,000	24,998,325
0.34% due 12/12/11	25,000,000	24,989,750

Total Federal Agency Discount Notes (Cost $1,749,428,849)		1,750,242,284

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES†† - 18.8%
Federal Home Loan Bank[2]
0.21% due 05/16/12	50,000,000	49,953,950
0.16% due 03/30/12	50,000,000	49,951,500
0.23% due 06/28/12	50,000,000	49,940,850
1.13% due 04/25/12	25,000,000	25,166,325
0.75% due 11/21/11	25,000,000	25,063,150
0.30% due 11/16/11	25,000,000	25,018,725
0.30% due 10/14/11	25,000,000	25,014,275
0.25% due 02/24/12	25,000,000	25,003,475
0.09% due 11/10/11	25,000,000	24,999,100
0.28% due 03/15/12	25,000,000	24,997,325
0.26% due 05/02/12	25,000,000	24,989,375
0.41% due 04/27/12	15,000,000	15,001,290
0.33% due 09/30/11	8,000,000	8,004,544
Federal Farm Credit Bank[2]
0.31% due 09/01/11	50,000,000	50,017,500
0.24% due 06/20/12	25,000,000	24,978,975
Freddie Mac[1]
1.13% due 12/15/11	25,000,000	25,112,525
Fannie Mae[1]
1.00% due 11/23/11	15,000,000	15,054,405

Total U.S. Government Sponsored Agency Bonds & Notes (Cost $488,352,278)		488,267,289

STRUCTURED NOTES††,4 - 1.7%
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return, Linked Notes 0.04% due 07/18/11	16,000,000	17,318,849
Goldman Sachs Group, Inc., S&P Diversified Trends Indicator Total Return, Linked Notes 0.15% due 08/22/11	14,000,000	15,134,919
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 0.02% due 10/12/11	10,000,000	11,749,062

Total Structured Notes (Cost $40,000,000)		44,202,830

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011

MANAGED FUTURES STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,3 - 9.2%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$139,844,074	$139,844,074
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	47,891,806	47,891,806
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	42,882,595	42,882,595
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	8,620,525	8,620,525

Total Repurchase Agreements (Cost $239,239,000)		239,239,000

	Contracts
OPTIONS PURCHASED† - 0.0%
Call Options on:
August 2011 Wheat Futures Contracts Expiring with strike price of $1,000.00	1,000	6,250

Total Options Purchased (Cost $41,375)		6,250

Total Long Investments - 97.2% (Cost $2,517,061,502)		$2,521,957,653

OPTIONS WRITTEN† - 0.0%
Call Options on:
Wheat Futures Contracts Expiring August 2011 with strike price of $730	150	(11,250)
Wheat Futures Contracts Expiring August 2011 with strike price of $740	400	(22,500)
Wheat Futures Contracts Expiring August 2011 with strike price of $700	450	(112,500)

Total Call Options		(146,250)

Total Options Written (Premiums received $1,625,611)		(146,250)

Cash & Other Assets, Less Liabilities - 2.8%		72,298,689

Total Net Assets - 100.0%		$2,594,110,092

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $225,824,609)	1,847	$1,861,786
September 2011 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $226,566,000)	1,842	(565,731)

(Total Aggregate Value of Contracts $452,390,609)		$1,296,055

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $8,591,520)	300	$(221,608)
October 2011 Sugar #11 Futures Contracts (Aggregate Value of Contracts $21,445,648)	730	(652,119)

(Total Aggregate Value of Contracts $30,037,168)		$(873,727)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $61,265,860)	577	$242,020
September 2011 Canadian Dollar Currency Futures Contracts (Aggregate Value of Contracts $30,526,600)	295	(19,134)
September 2011 Swiss Franc Futures Contracts (Aggregate Value of Contracts $60,690,000)	408	(281,952)
September 2011 Japanese Yen Futures Contracts (Aggregate Value of Contracts $364,518,438)	2,347	(1,300,631)
September 2011 Euro Futures Contracts (Aggregate Value of Contracts $396,297,125)	2,191	(2,444,200)

(Total Aggregate Value of Contracts $913,298,023)		$(3,803,897)

8 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011

MANAGED FUTURES STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2011 Wheat Futures Contracts (Aggregate Value of Contracts $54,868,375)	1,669	$4,672,896
December 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $30,892,695)	521	3,046,415
August 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $62,925,720)	1,716	859,440
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $102,252,150)	681	315,720
August 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $84,930,250)	1,915	123,855
November 2011 Soybean Futures Contracts (Aggregate Value of Contracts $122,930,000)	1,900	90,780
September 2011 Corn Futures Contracts (Aggregate Value of Contracts $259,200)	8	(27)
December 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $3,022,200)	90	(4,040)
September 2011 Coffee Futures Contracts (Aggregate Value of Contracts $46,214,400)	464	(205,673)
December 2011 Copper Futures Contracts (Aggregate Value of Contracts $27,894,750)	260	(861,955)
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $56,137,400)	323	(1,548,786)
September 2011 Cocoa Futures Contracts (Aggregate Value of Contracts $30,603,500)	970	(2,404,202)
September 2011 Copper Futures Contracts (Aggregate Value of Contracts $125,029,125)	1,170	(3,543,159)

(Total Aggregate Value of Contracts $747,959,765)		$541,264

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2011 British Pound Futures Contracts (Aggregate Value of Contracts $150,309,375)	1,500	$(480,569)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 5.

[4]	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the benchmark is 124,202,830 as of June 30, 2011 — See Note 2.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 9

MANAGED FUTURES STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $2,277,822,502)	$2,282,718,653
Repurchase agreements, at value (cost 239,239,000)	239,239,000
Segregated cash with broker	70,503,989
Receivables:
Variation margin	5,159,394
Fund shares sold	8,668,598
Interest	346,912

Total assets	2,606,636,546

Liabilities:
Overdraft due to custodian bank	644,780
Written options, at value (premiums received 1,625,611)	146,250
Payable for:
Fund shares redeemed	4,735,745
Management fees	1,911,102
Transfer agent and administrative fees	516,746
Distribution and service fees	516,521
Portfolio accounting fees	91,443
Licensing fees	2,680,478
Other	1,283,389

Total liabilities	12,526,454

Net assets	$2,594,110,092

Net assets consist of:
Paid in capital	$2,629,905,332
Accumulated net investment loss	(23,128,101)
Accumulated net realized loss on investments	(15,721,777)
Net unrealized appreciation on investments	3,054,638

Net assets	$2,594,110,092

A-Class:
Net assets	$705,592,537
Capital shares outstanding	27,670,939
Net asset value per share	$25.50

Maximum offering price per share (Net asset value divided by 95.25%)	$26.77

C-Class:
Net assets	$128,850,060
Capital shares outstanding	5,221,147
Net asset value per share	$24.68

H-Class:
Net assets	$1,283,688,444
Capital shares outstanding	50,343,755
Net asset value per share	$25.50

Institutional Class:
Net assets	$126,186,263
Capital shares outstanding	4,931,837
Net asset value per share	$25.59

Y-Class:
Net assets	$349,792,788
Capital shares outstanding	13,665,468
Net asset value per share	$25.60

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$2,924,018

Total investment income	2,924,018

Expenses:
Management fees	12,118,710
Transfer agent and administrative fees	3,011,661
Distribution and service Fees:
A-Class	858,124
C-Class	712,061
H-Class	1,540,729
Portfolio accounting fees	536,987
Trustees’ fees*	146,837
Licensing fees	4,014,394
Miscellaneous	2,190,932

Total expenses	25,130,435
Less:
Expenses waived by Advisor	(1,029,910)

Net expenses	24,100,525

Net investment loss	(21,175,907)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,715,515
Futures contracts	71,618,752
Written options	960,416

Net realized gain	76,294,683

Net change in unrealized appreciation (depreciation) on:
Investments	(894,466)
Futures contracts	(86,159,042)
Written options	1,479,361

Net change in unrealized appreciation (depreciation)	(85,574,147)

Net realized and unrealized loss	(9,279,464)

Net decrease in net assets resulting from operations	$(30,455,371)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(21,175,907)	$(38,324,724)
Net realized gain (loss) on investments	76,294,683	(171,500,258)
Net change in unrealized appreciation (depreciation) on investments	(85,574,147)	109,768,790

Net decrease in net assets resulting from operations	(30,455,371)	(100,056,192)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	217,496,190	485,582,420
C-Class	10,070,450	40,999,773
H-Class	401,223,005	960,389,258
Institutional Class	38,840,734	182,226,513 [a]
Y-Class	178,609,298	190,029,572 [b]
Redemption fees collected
A-Class	—	28,588
C-Class	—	8,912
H-Class	—	61,071
Institutional Class	—	630 [a]
Y-Class	—	1,414 [b]
Cost of shares redeemed
A-Class	(160,928,693)	(437,708,691)
C-Class	(38,159,738)	(95,737,261)
H-Class	(303,047,701)	(1,154,326,809)
Institutional Class	(46,297,745)	(54,999,816)[a]
Y-Class	(12,887,875)	(7,119,708)[b]

Net increase from capital share transactions	284,917,925	109,435,866

Net increase in net assets	254,462,554	9,379,674

Net assets:
Beginning of period	2,339,647,538	2,330,267,864

End of period	$2,594,110,092	$2,339,647,538

Accumulated net investment loss at end of period	$(23,128,101)	$(1,952,194)

Capital share activity:
Shares sold
A-Class	8,364,934	19,219,855
C-Class	398,513	1,645,586
H-Class	15,443,398	37,857,879
Institutional Class	1,493,068	7,456,715 [a]
Y-Class	6,833,516	7,609,399 [b]
Shares redeemed
A-Class	(6,191,159)	(17,446,752)
C-Class	(1,511,609)	(3,901,911)
H-Class	(11,638,070)	(46,102,418)
Institutional Class	(1,776,197)	(2,241,749)[a]
Y-Class	(492,047)	(285,400)[b]

Net increase in shares	10,924,347	3,811,204

[a]	Since the commencement of operations: May 3, 2010.

[b]	Since the commencement of operations: March 29, 2010.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 11

MANAGED FUTURES STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	March 31,	March 31,
A-Class	2011[a]	2010	2009	2008[g,i]	2008	2007[b,g]

Per Share Data
Net asset value, beginning of period	$25.78	$26.81	$28.04	$28.26	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.22)	(.41)	(.39)	(—)[h]	.57	.09
Net gain (loss) on investments (realized and unrealized)	(.06)	(.62)	(.84)	.83	2.64	(.06)

Total from investment operations	(.28)	(1.03)	(1.23)	.83	3.21	.03

Less distributions from:
Net investment income	—	—	—	(.57)	—	—
Net realized gains	—	—	—	(.50)	(—)[h]	—

Total distributions	—	—	—	(1.07)	(—)[h]	—

Redemption fees collected	—	— [h]	— [h]	.02	.02	— [h]

Net asset value, end of period	$25.50	$25.78	$26.81	$28.04	$28.26	$25.03

Total Return[d]	(1.09%)	(3.84%)	(4.39%)	2.96%	12.92%	0.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$705,593	$657,317	$636,083	$298,987	$128,744	$23,655

Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.66%)	(1.42%)	(0.02%)	2.15%	2.06%
Total expenses	2.04%	2.04%	2.16%	1.77%	1.72%	1.81%
Net expenses[e]	1.96%	1.97%	2.05%	1.77%	1.72%	1.81%
Operating expenses[f]	1.96%	1.97%	2.05%	1.75%	1.69%	1.81%

Portfolio turnover rate	19%	148%	125%	74%	154%	20%

	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	March 31,	March 31,
C-Class	2011[a]	2010	2009	2008[g,i]	2008	2007[b,g]

Per Share Data
Net asset value, beginning of period	$25.04	$26.24	$27.65	$28.04	$25.02	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.31)	(.59)	(.58)	(.16)	.35	.05
Net gain (loss) on investments (realized and unrealized)	(.05)	(.61)	(.83)	.82	2.65	(.03)

Total from investment operations	(.36)	(1.20)	(1.41)	.66	3.00	.02

Less distributions from:
Net investment income	—	—	—	(.57)	—	—
Net realized gains	—	—	—	(.50)	(—)[h]	—

Total distributions	—	—	—	(1.07)	(—)[h]	—

Redemption fees collected	—	— [h]	— [h]	.02	.02	— [h]

Net asset value, end of period	$24.68	$25.04	$26.24	$27.65	$28.04	$25.02

Total Return[d]	(1.44%)	(4.57%)	(5.10%)	2.37%	12.08%	0.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,850	$158,628	$225,416	$125,601	$46,005	$2,703

Ratios to average net assets:
Net investment income (loss)	(2.47%)	(2.41%)	(2.17%)	(0.78%)	1.30%	1.15%
Total expenses	2.79%	2.79%	2.92%	2.51%	2.48%	2.60%
Net expenses[e]	2.71%	2.72%	2.81%	2.51%	2.48%	2.60%
Operating expenses[f]	2.71%	2.72%	2.81%	2.49%	2.45%	2.60%

Portfolio turnover rate	19%	148%	125%	74%	154%	20%

12 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

MANAGED FUTURES STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	March 31,	March 31,
H-Class	2011[a]	2010	2009	2008[g,i]	2008	2007[b,g]

Per Share Data
Net asset value, beginning of period	$25.78	$26.81	$28.04	$28.26	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.22)	(.42)	(.38)	(.01)	.58	.09
Net gain (loss) on investments (realized and unrealized)	(.06)	(.61)	(.85)	.84	2.63	(.06)

Total from investment operations	(.28)	(1.03)	(1.23)	.83	3.21	.03

Less distributions from:
Net investment income	—	—	—	(.57)	—	—
Net realized gains	—	—	—	(.50)	(—)[h]	—

Total distributions	—	—	—	(1.07)	(—)[h]	—

Redemption fees collected	—	— [h]	— [h]	.02	.02	— [h]

Net asset value, end of period	$25.50	$25.78	$26.81	$28.04	$28.26	$25.03

Total Return[d]	(1.09%)	(3.84%)	(4.39%)	2.96%	12.92%	0.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,283,688	$1,199,718	$1,468,770	$838,511	$322,673	$45,781

Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.66%)	(1.41%)	(0.03%)	2.17%	2.19%
Total expenses	2.04%	2.04%	2.16%	1.77%	1.73%	1.77%
Net expenses[e]	1.96%	1.97%	2.05%	1.77%	1.73%	1.77%
Operating expenses[f]	1.96%	1.97%	2.05%	1.75%	1.70%	1.77%

Portfolio turnover rate	19%	148%	125%	74%	154%	20%

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 13

MANAGED FUTURES STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	June 30,	December 31,
Institutional Class	2011[a]	2010[b]

Per Share Data
Net asset value, beginning of period	$25.84	$25.58

Income (loss) from investment operations:
Net investment loss[c]	(.19)	(.23)
Net gain (loss) on investments (realized and unrealized)	(.06)	.49

Total from investment operations	(.25)	.26

Redemption fees collected	—	— [h]

Net asset value, end of period	$25.59	$25.84

Total Return[d]	(0.93%)	0.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126,186	$134,733

Ratios to average net assets:
Net investment loss	(1.47%)	(1.41%)
Total expenses	1.79%	1.78%
Net expenses[e]	1.71%	1.72%

Portfolio turnover rate	19%	148%

	Period Ended	Period Ended
	June 30,	December 31,
Y-Class	2011[a]	2010[b]

Per Share Data
Net asset value, beginning of period	$25.84	$25.74

Income (loss) from investment operations:
Net investment loss[c]	(.18)	(.26)
Net gain (loss) on investments (realized and unrealized)	(.06)	.36

Total from investment operations	(.24)	.10

Redemption fees collected	—	— [h]

Net asset value, end of period	$25.60	$25.84

Total Return[d]	(0.93%)	0.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$349,793	$189,251

Ratios to average net assets:
Net investment loss	(1.42%)	(1.36%)
Total expenses	1.74%	1.73%
Net expenses[e]	1.66%	1.67%

Portfolio turnover rate	19%	148%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since the commencement of operations: March 2, 2007 — A-Class, C-Class, H-Class; March 29, 2010 — Y-Class; May 3, 2010 — Institutional Class.

[c]	Net investment income(loss) per share was computed using average share outstanding throughtout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expence ratios after expense waivers, as applicable.

[f]	Operating expenses exclude short dividends expense.

[g]	The Fund changed it’s fiscal year end from March 31 to December 31 in 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[h]	Less than $0.01 per share.

[i]	Consolidated

14 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
1. Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Managed Futures Strategy Fund (the “Fund”). Only A-Class, C-Class, H-Class, Y-Class and Institutional Class shares had been issued by the Fund. Effective September 13, 2010, the redemption fee was removed.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (the “RDL”) acts as principal underwriter for the Trust. SGI, RFS and the RDL are affiliated entities.
Consolidation of Subsidiary
Each of the consolidated financial statements of the Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.
The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.
A summary of the Fund’s investment in the Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets
	Inception	Net Assets at	of the Fund
	Date of	June 30,	at June 30,
	Subsidiary	2011	2011

Managed Futures Strategy Fund	05/01/08	$203,562,570	7.85%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Fund are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Fund is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days at acquistion are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the
the RYDEX | SGI series funds semi-annual report | 15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Fund invests in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
E. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
F. The Fund may leave cash overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
H. Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
I. The Fund invests in options to gain index exposure. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it
16 | the RYDEX | SGI series funds semi-annual report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid. When the Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
J. The Fund invests in futures for liquidity and to gain index exposure. The Fund invests in stock, bond index futures, commodity futures, currency futures, or a combination of the four. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
2. Financial Instruments
As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments including structured notes, options, futures and options on futures. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized on the Statement of Assets and Liabilities.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Fund will not invest in any structured notes unless SGI believes that the issuer is creditworthy, the Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
In conjunction with the use of options, futures, and options on futures, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to the Fund.
The risks inherent in the use of structure notes, options, futures contracts, and options on futures contracts, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
the RYDEX | SGI series funds semi-annual report | 17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
3. Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Fund pays SGI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets.
RFS provides transfer agent and administrative services to the Fund calculated at an annualized rate of 0.25% of the average daily net assets.
SGI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to SGI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by SGI unless SGI obtains the prior approval of the Fund’s Board of Trustees for such termination. In any event, this undertaking will continue through April 30, 2012.
RFS also provides accounting services to the Fund for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of the Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the Financial Advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
During the period ended June 30, 2011, RDL retained sales charges of $246,100 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
18 | the RYDEX | SGI series funds semi-annual report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the inputs used to value the Fund’s net assets at June 30, 2011:

	Level 1	Level 1	Level 2
	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Total

Assets
Managed Futures Strategy Fund	$6,250	$11,212,912	$2,521,951,403	$2,533,170,565

Liabilities
Managed Futures Strategy Fund	$146,250	$14,533,786	$—	$14,680,036

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Fund adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Fund’s disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value

HSBC Group			U.S. Treasury Bonds
0.00%			4.38% - 7.63%
due 07/01/11	$730,000,000	$730,000,000	02/15/25 - 11/15/39	$594,738,500	$744,600,046

Credit Suisse Group			U.S. Treasury Note
0.00%			0.75%
due 07/01/11	250,000,000	250,000,000	05/31/12	253,494,900	255,000,026

Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.00%			0.00%
due 07/01/11	223,851,417	223,851,417	06/28/12	228,743,700	228,328,530

Deutsche Bank			U.S. Treasury Note
0.00%			2.75%
due 07/01/11	45,000,000	45,000,000	11/30/16	43,820,200	45,900,098

	$1,248,851,417	$1,248,851,417		$1,120,797,300	$1,273,828,700

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles require disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivatives instruments are accounted for and their effects on the Fund’s financial position and results of operations. None of the derivatives currently held by the Fund are being used as hedging instruments.
the RYDEX | SGI series funds semi-annual report | 19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended June 30, 2011, the Fund sought to gain exposure to its respective benchmark by investing in financial-linked derivative instruments, including futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s net assets on a daily basis
Fund	Long	Short

Managed Futures Strategy Fund	55%	35%
The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2011:

Location on the Statements of Assets and Liabilities:
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Currency/Commodity/Interest Rate contracts	Variation Margin Investments, at value	Variation Margin
The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at June 30, 2011:

Asset Derivative Investments Value
Purchased
	Options	Futures	Futures	Futures
	Commodity	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts	Contracts	June 30, 2011

Managed Futures Strategy Fund	$6,250	$242,020	$9,109,106	$1,861,786	$11,219,162

Liability Derivative Investments Value
Written
	Options	Futures	Futures	Futures
	Commodity	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts	Contracts	June 30, 2011

Managed Futures Strategy Fund	$146,250	$4,526,486	$9,441,569	$565,731	$14,680,036

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of June 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Commodity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on written options
Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure as of June 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
	Written	Purchased
	Options	Options	Futures	Futures	Futures
	Commodity	Commodity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Managed Futures Strategy Fund	$960,416	$(1,690,616)	$16,701,153	$52,492,985	$2,424,614	$70,888,552
20 | the RYDEX | SGI series funds semi-annual report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
	Written	Purchase
	Options	Options	Futures	Futures	Futures
	Equity	Equity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Managed Futures Strategy Fund	$1,479,361	$(35,125)	$(8,369,139)	$(73,754,149)	$(4,035,754)	$(84,714,806)
7. Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Fund’s financial statements.
The Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain

Managed Futures Strategy Fund	$2,515,435,891	$5,140,457	$(244,306)	$4,896,151
8. Call Options Written
Transactions in options written during the period ended June 30, 2011, were as follows:

Managed Futures Strategy Fund Written Call Options
	Number of Contracts	Premium Amount

Balance at December 31, 2010	—	$—
Options written	4,135	6,328,153
Options terminated in closing purchase transactions	(2,785)	(4,389,067)
Options expired	(350)	(313,475)
Options exercised	—	—

Balance at June 30, 2011	1,000	$1,625,611
the RYDEX | SGI series funds semi-annual report | 21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (concluded)
9. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

Managed Futures Strategy Fund	$39,999,200	$201,405,316
10. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended June 30, 2011, the Fund did not have any borrowings under this agreement.
11. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
12. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
22 | the RYDEX | SGI series funds semi-annual report

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
the RYDEX | SGI series funds semi-annual report | 23

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
24 | the RYDEX | SGI series funds semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
the RYDEX | SGI series funds semi-annual report | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc.(2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
26 | the RYDEX | SGI series funds semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy J. Lee* Vice President and Assistant Secretary(1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
the RYDEX | SGI series funds semi-annual report | 27

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800-820-0888
RMFSF—SEMI—0611x1211

J U N E 3 0 , 2 0 1 1 RY D E X S E R I E S F U N D S S E M I — A N N U A L R E P O R T ALTERNATIVES FUNDS LONG/SHORT COMMODITIES STRATEGY FUND MULTI-HEDGE STRATEGIES FUND SPECIALTY FUND COMMODITIES STRATEGY FUND

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TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2
ABOUT SHAREHOLDERS’ FUND EXPENSES	4
ALTERNATIVES FUNDS
LONG/SHORT COMMODITIES STRATEGY FUND	6
MULTI-HEDGE STRATEGIES FUND	14
SPECIALTY FUND
COMMODITIES STRATEGY FUND	32
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	38
OTHER INFORMATION	46
RYDEX/SGI PRIVACY POLICIES	47
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	48
the RYDEX | SGI series funds semi-annual report    |    1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
2   |    the RYDEX | SGI series funds semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex | SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI series funds semi-annual report    |   3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are changed an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4   |    the RYDEX | SGI series funds semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Long/Short Commodities Strategy Fund
A-Class	1.94%	3.37%	$1,000.00	$1,033.75	$9.78
C-Class	2.69%	2.99%	1,000.00	1,029.85	13.54
H-Class	1.94%	3.38%	1,000.00	1,033.76	9.78
Institutional Class	1.69%	3.53%	1,000.00	1,035.26	8.53
Y-Class	1.64%	3.52%	1,000.00	1,035.23	8.28
Multi-Hedge Strategies Fund
A-Class	2.72%	2.45%	1,000.00	1,024.47	13.65
C-Class	3.45%	2.07%	1,000.00	1,020.67	17.29
H-Class	2.73%	2.45%	1,000.00	1,024.46	13.70
Institutional Class	2.46%	2.58%	1,000.00	1,025.79	12.36
Commodities Strategy Fund
A-Class	1.56%	1.21%	1,000.00	1,012.12	7.78
C-Class	2.31%	0.78%	1,000.00	1,007.84	11.50
H-Class	1.57%	1.21%	1,000.00	1,012.12	7.83

Table 2. Based on hypothetical 5% return (before expenses)
Long/Short Commodities Strategy Fund
A-Class	1.94%	5.00%	$1,000.00	$1,015.17	$9.69
C-Class	2.69%	5.00%	1,000.00	1,011.46	13.42
H-Class	1.94%	5.00%	1,000.00	1,015.17	9.69
Institutional Class	1.69%	5.00%	1,000.00	1,016.41	8.45
Y-Class	1.64%	5.00%	1,000.00	1,016.66	8.20
Multi-Hedge Strategies Fund
A-Class	2.72%	5.00%	1,000.00	1,011.31	13.56
C-Class	3.45%	5.00%	1,000.00	1,007.69	17.17
H-Class	2.73%	5.00%	1,000.00	1,011.26	13.61
Institutional Class	2.46%	5.00%	1,000.00	1,012.60	12.28
Commodities Strategy Fund
A-Class	1.56%	5.00%	1,000.00	1,017.06	7.80
C-Class	2.31%	5.00%	1,000.00	1,013.34	11.53
H-Class	1.57%	5.00%	1,000.00	1,017.01	7.85

[1]	This ratio represents annualized Net Expenses, which include dividend and interest expense from securities sold short. Excluding short dividend expense and prime broker interest expense, the operating expense ratio would be 1.31%, 1.29%, 1.32% and 1.3% lower in the Multi-Hedge Strategies Fund for the A-Class, C-Class, H-Class and Institutional Class, respectively.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
the RYDEX | SGI series funds semi-annual report    |   5

FUND PROFILE (Unaudited)	June 30, 2011
LONG/SHORT COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund’s current benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the “underlying index” or the “C-IGAR Sigma”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	June 25, 2009
C-Class	June 25, 2009
H-Class	June 25, 2009
Institutional Class	May 3, 2010
Y-Class	March 29, 2010
The Fund invests principally in commodity-linked derivative instruments, including futures and options on futures.
6   |    the RYDEX | SGI series funds semi-annual report

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

LONG/SHORT COMMODITIES STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 62.9%
Fannie Mae[1]
0.23% due 02/21/12	$25,000,000	$24,980,425
0.20% due 05/01/12	25,000,000	24,961,925
0.22% due 07/18/11	15,000,000	14,998,442
0.23% due 04/02/12	15,000,000	14,982,765
0.11% due 12/14/11	10,000,000	9,995,850
0.21% due 10/03/11	5,000,000	4,999,480
Federal Farm Credit Bank[2]
0.23% due 08/10/11	25,000,000	24,999,450
0.19% due 05/09/12	20,000,000	19,968,740
0.26% due 03/08/12	15,000,000	14,986,410
Freddie Mac[1]
0.25% due 07/06/11	25,000,000	24,999,925
0.23% due 08/16/11	10,000,000	9,999,740
0.23% due 03/14/12	10,000,000	9,990,730
Farmer Mac[2] 0.34% due 12/23/11	20,000,000	19,991,260
Federal Home Loan Bank[2] 0.20% due 02/13/12	15,000,000	14,988,660

Total Federal Agency Discount Notes (Cost $234,746,667)		234,843,802

FEDERAL AGENCY NOTE†† - 2.7%
Federal Farm Credit Bank[2] 0.24% due 06/20/12	10,000,000	9,991,590

Total Federal Agency Note (Cost $10,001,067)		9,991,590

REPURCHASE AGREEMENTS††,3 - 26.8%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	58,453,200	58,453,200
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	20,018,219	20,018,219
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	17,924,427	17,924,427
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	3,603,280	3,603,280

Total Repurchase Agreements (Cost $99,999,126)		99,999,126

Total Investments — 92.4% (Cost $344,746,860)		$344,834,518

Cash & Other Assets, Less Liabilities — 7.6%		28,225,857

Total Net Assets — 100.0%		$373,060,375

		Unrealized
	Contracts	Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2011 LME Lead Futures Contracts (Aggregate Value of Contracts $48,021,225)	716	$3,754,500
August 2011 LME Copper Futures Contracts (Aggregate Value of Contracts $46,202,100)	196	1,418,014
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $2,947,375)	95	482,846
August 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $45,608,485)	367	135,766
December 2011 Brent Crude Futures Contracts (Aggregate Value of Contracts $2,021,580)	18	141,034
December 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $9,202,905)	73	61,072
September 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $8,547,941)	69	(198,178)
August 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $26,112,761)	212	(355,937)
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $8,690,000)	50	(410,600)
September 2011 Brent Crude Futures Contracts (Aggregate Value of Contracts $42,089,440)	376	(1,115,593)
September 2011 Silver Futures Contracts (Aggregate Value of Contracts $33,866,625)	195	(1,246,623)
September 2011 Corn Futures Contracts (Aggregate Value of Contracts $38,782,800)	1,197	(3,564,226)

(Total Aggregate Value of Contracts $312,093,237)		$(897,925)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 7

LONG/SHORT COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $244,747,734)	$244,835,392
Repurchase agreements, at value (cost 99,999,126)	99,999,126
Segregated cash with broker	30,221,813
Receivables:
Fund shares sold	979,527
Interest	721

Total assets	376,036,579

Liabilities:
Payable for:
Fund shares redeemed	1,722,893
Management fees	276,390
Transfer agent and administrative fees	76,775
Distribution and service fees	88,916
Portfolio accounting fees	28,170
Licensing fees	232,472
Variation margin	416,230
Other	134,358

Total liabilities	2,976,204

Net assets	$373,060,375

Net assets consist of:
Paid in capital	$369,382,674
Accumulated net investment loss	(25,381,879)
Accumulated net realized gain on investments	29,869,847
Net unrealized depreciation on investments	(810,267)

Net assets	$373,060,375

A-Class:
Net assets	$100,487,864
Capital shares outstanding	3,770,681
Net asset value per share	$26.65

Maximum offering price per share (Net asset value divided by 95.25%)	$27.98

C-Class:
Net assets	$31,002,160
Capital shares outstanding	1,182,211
Net asset value per share	$26.22

H-Class:
Net assets	$209,447,073
Capital shares outstanding	7,861,066
Net asset value per share	$26.64

Institutional Class:
Net assets	$32,112,139
Capital shares outstanding	1,202,013
Net asset value per share	$26.72

Y-Class:
Net assets	$11,139
Capital shares outstanding	417
Net asset value per share	$26.74

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Interest	$335,256

Total investment income	335,256

Expenses:
Management fees	1,813,818
Transfer agent and administrative fees	428,703
Distribution and service fees:
A-Class	115,016
C-Class	125,847
H-Class	226,008
Portfolio accounting fees	159,605
Trustees’ fees*	29,340
Licensing fees	429,258
Miscellaneous	305,238

Total expenses	3,632,833
Less:
Expenses waived by Advisor	(270,476)

Net expenses	3,362,357

Net investment loss	(3,027,101)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	30,379,424

Net realized gain	30,379,424

Net change in unrealized appreciation (depreciation) on:
Investments	(16,287)
Futures contracts	(19,005,143)

Net change in unrealized appreciation (depreciation)	(19,021,430)

Net realized and unrealized gain	11,357,994

Net increase in net assets resulting from operations	$8,330,893

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LONG/SHORT COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(3,027,101)	$(2,948,896)
Net realized gain on investments	30,379,424	20,971,508
Net change in unrealized appreciation (depreciation) on investments	(19,021,430)	18,369,145

Net increase in net assets resulting from operations	8,330,893	36,391,757

Distributions To Shareholders From:
Net investment income
A-Class	—	(5,018,207)
C-Class	—	(1,214,053)
H-Class	—	(9,996,580)
Institutional Class	—	(3,484,459)[a]
Y-Class	—	(744)[b]
Return of Capital
A-Class	—	(72,231)
C-Class	—	(17,475)
H-Class	—	(143,889)
Institutional Class	—	(50,154)[a]
Y-Class	—	(11)[b]

Total distributions to shareholders	—	(19,997,803)

Capital share transactions:
Proceeds from sale of shares
A-Class	53,000,207	78,416,596
C-Class	16,297,055	14,909,523
H-Class	89,165,401	98,822,229
Institutional Class	8,755,435	53,230,429 [a]
Y-Class	—	10,000 [b]
Redemption fees collected
A-Class	—	5,788
C-Class	—	1,810
H-Class	—	19,654
Institutional Class	—	1,439 [a]
Y-Class	—	1 [b]
Distributions reinvested
A-Class	—	4,654,207
C-Class	—	1,151,331
H-Class	—	8,968,610
Institutional Class	—	3,315,547 [a]
Y-Class	—	754 [b]
Cost of shares redeemed
A-Class	(27,438,216)	(23,369,509)
C-Class	(3,014,112)	(2,847,332)
H-Class	(28,288,222)	(41,345,922)
Institutional Class	(31,412,323)	(9,982,378)[a]
Y-Class	—	—

Net increase from capital share transactions	77,065,225	185,959,899

Net increase in net assets	85,396,118	202,353,853

Net assets:
Beginning of period	287,664,257	85,310,404

End of period	$373,060,375	$287,664,257

Accumulated net investment loss at end of period	$(25,381,879)	$(22,354,778)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 9

LONG/SHORT COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended
	June 30,	Year Ended
	2011	December 31,
	(Unaudited)	2010

Capital share activity:
Shares sold
A-Class	1,948,918	3,176,483
C-Class	604,857	609,331
H-Class	3,267,315	4,016,257
Institutional Class	328,048	2,259,552	[a]
Y-Class	—	387	[b]
Shares issued from reinvestment of distributions
A-Class	—	186,916
C-Class	—	46,802
H-Class	—	360,330
Institutional Class	—	133,048	[a]
Y-Class	—	30	[b]
Shares redeemed
A-Class	(1,020,488)	(963,784)
C-Class	(113,313)	(117,424)
H-Class	(1,045,528)	(1,688,642)
Institutional Class	(1,119,213)	(399,422)[a]
Y-Class	—	—

Net increase in shares	2,850,596	7,619,864

[a]	Since the commencement of operations: May 3, 2010 — Institutional Class.

[b]	Since the commencement of operations: March 29, 2010 — Y-Class.

10 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

LONG/SHORT COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,
A-Class	2011 [a,g]	2010 [g]	2009 [b,g]

Per Share Data
Net asset value, beginning of period	$25.78	$24.07	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.23)	(.41)	(.23)
Net gain (loss) on investments (realized and unrealized)	1.10	4.07	(.70)

Total from investment operations	.87	3.66	(.93)

Less distributions from:
Net investment income	—	(1.92)	—
Return of Capital	—	(0.03)	—

Total distributions	—	(1.95)	—

Redemption fees collected	—	— [f]	— [f]

Net asset value, end of period	$26.65	$25.78	$24.07

Total Return[d]	3.37%	15.51%	(3.72%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100,488	$73,274	$10,654

Ratios to average net assets:
Net investment loss	(1.74%)	(1.71%)	(1.74%)
Total expenses	2.09%	2.09%	1.95%
Net expenses[e]	1.94%	1.93%	1.84%

Portfolio turnover rate	—	—	—

	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,
C-Class	2011 [a,g]	2010 [g]	2009 [b,g]

Per Share Data
Net asset value, beginning of period	$25.46	$23.97	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.33)	(.59)	(.33)
Net gain (loss) on investments (realized and unrealized)	1.09	4.03	(.70)

Total from investment operations	.76	3.44	(1.03)

Less distributions from:
Net investment income	—	(1.92)	—
Return of Capital	—	(0.03)	—

Total distributions	—	(1.95)	—

Redemption fees collected	—	— [f]	— [f]

Net asset value, end of period	$26.22	$25.46	$23.97

Total Return[d]	2.99%	14.70%	(4.16%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,002	$17,587	$3,642

Ratios to average net assets:
Net investment loss	(2.49%)	(2.46%)	(2.50%)
Total expenses	2.84%	2.83%	(2.70%)
Net expenses[e]	2.69%	2.67%	2.59%

Portfolio turnover rate	—	—	—
the RYDEX | SGI series funds semi-annual report    |   11

LONG/SHORT COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,
H-Class	2011 [a,g]	2010 [g]	2009 [b,g]

Per Share Data
Net asset value, beginning of period	$25.77	$24.06	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.23)	(.41)	(.23)
Net gain (loss) on investments (realized and unrealized)	1.10	4.07	(.71)

Total from investment operations	.87	3.66	(.94)

Less distributions from:
Net investment income	—	(1.92)	—
Return of Capital	—	(0.03)	—

Total distributions	—	(1.95)	—

Redemption fees collected	—	— [f]	— [f]

Net asset value, end of period	$26.64	$25.77	$24.06

Total Return[d]	3.38%	15.51%	(3.76%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$209,447	$145,349	$71,014

Ratios to average net assets:
Net investment loss	(1.74%)	(1.71%)	(1.75%)
Total expenses	2.09%	2.07%	1.95%
Net expenses[e]	1.94%	1.91%	1.84%

Portfolio turnover rate	—	—	—

	Period Ended	Period Ended
	June 30,	December 31,
Institutional Class	2011 [a,g]	2010 [b,g]

Per Share Data
Net asset value, beginning of period	$25.81	$26.39

Income (loss) from investment operations:
Net investment loss[c]	(.20)	(.24)
Net gain on investments (realized and unrealized)	1.11	1.61

Total from investment operations	.91	1.37

Less distributions from:
Net investment income	—	(1.92)
Return of Capital	—	(0.03)

Total distributions	—	(1.95)

Redemption fees collected	—	— [f]

Net asset value, end of period	$26.72	$25.81

Total Return[d]	3.53%	5.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,112	$51,444

Ratios to average net assets:
Net investment loss	(1.49%)	(1.45%)
Total expenses	1.86%	1.88%
Net expenses[e]	1.69%	1.70%

Portfolio turnover rate	—	—
12   |    the RYDEX | SGI series funds semi-annual report

LONG/SHORT COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	June 30,	December 31,
Y-Class	2011 [a,g]	2010 [b,g]

Per Share Data
Net asset value, beginning of period	$25.83	$25.89

Income (loss) from investment operations:
Net investment loss[c]	(.19)	(.26)
Net gain on investments (realized and unrealized)	1.10	2.15

Total from investment operations	.91	1.89

Less distributions from:
Net investment income	—	(1.92)
Return of Capital	—	(0.03)

Total distributions	—	(1.95)

Redemption fees collected	—	— [f]

Net asset value, end of period	$26.74	$25.83

Total Return[d]	3.52%	7.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$11

Ratios to average net assets:
Net investment loss	(1.44%)	(1.41%)
Total expenses	1.80%	1.79%
Net expenses[e]	1.64%	1.63%

Portfolio turnover rate	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since the commencemet of operations: June 25, 2009 — A-Class, C-Class, H-Class; March 29, 2010 — Y-Class; May 3, 2010 — Institutional Class.

[c]	Net investment income(loss) per share was computed using average share outstanding throughtout the period.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expence ratios after expense waivers, as applicable.

[f]	Less than $0.01 per share.

[g]	Consolidated.
the RYDEX | SGI series funds semi-annual report    |   13

FUND PROFILE (Unaudited)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND
OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	September 19, 2005
C-Class	September 19, 2005
H-Class	September 19, 2005
Institutional Class	May 3, 2010

Ten Largest Holdings
(% of Total Net Assets)

Bucyrus International, Inc. — Class A	2.4%
Lubrizol Corp.	2.3%
Progress Energy, Inc.	2.3%
Nationwide Health Properties, Inc.	1.9%
Marshall & Ilsley Corp.	1.8%
Constellation Energy Group, Inc.	1.8%
Cephalon, Inc.	1.7%
Nicor, Inc.	1.7%
NSTAR	1.7%
SRA International, Inc. — Class A	1.5%

Top Ten Total	19.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
14   |    the RYDEX | SGI series funds semi-annual report

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 62.8%
INFORMATION TECHNOLOGY - 14.2%
SRA International, Inc. — Class A*,1	32,700	$1,011,084
Varian Semiconductor Equipment Associates, Inc.*,1	15,280	938,803
Telvent GIT S.A.*	22,340	889,132
National Semiconductor Corp.[1]	33,500	824,435
Accenture plc — Class A	11,810	713,560
L-1 Identity Solutions, Inc.*,1	57,960	681,030
SAVVIS, Inc.*,1	16,920	668,848
Lawson Software, Inc.*,1	37,400	419,628
Hypercom Corp.*,1	30,775	302,518
SMART Modular Technologies WWH, Inc.*	29,000	265,640
LoopNet, Inc.*,1	14,370	264,121
EMS Technologies, Inc.*	7,920	261,122
Mediamind Technologies, Inc.*	11,890	260,867
Verigy Ltd.*,1	14,717	220,313
Analog Devices, Inc.	3,460	135,424
AVX Corp.	8,700	132,588
CA, Inc.[1]	5,620	128,361
Fiserv, Inc.*,1	2,000	125,260
Apple, Inc.*	340	114,128
Intuit, Inc.*,1	2,180	113,055
Maxim Integrated Products, Inc.[1]	4,130	105,563
Xerox Corp.[1]	9,640	100,352
Harris Corp.[1]	1,990	89,669
Broadridge Financial Solutions, Inc.[1]	3,270	78,709
eBay, Inc.*,1	2,390	77,125
Vishay Intertechnology, Inc.*,1	4,640	69,786
Fidelity National Information Services, Inc.[1]	2,210	68,046
Microchip Technology, Inc.[1]	1,660	62,931
Compuware Corp.*,1	6,130	59,829
Marvell Technology Group Ltd.*,1	3,780	55,812
SanDisk Corp.*,1	1,340	55,610
Tech Data Corp.*,1	1,130	55,246
Cisco Systems, Inc.[1]	3,280	51,201
Fairchild Semiconductor International, Inc. — Class A*,1	2,790	46,621
Motorola Solutions, Inc.*,1	970	44,659
F5 Networks, Inc.*,1	400	44,100
Xilinx, Inc.[1]	1,160	42,305
Avago Technologies Ltd.[1]	880	33,440
Motorola Mobility Holdings, Inc.*,1	1,390	30,636
Teradata Corp.*,1	440	26,488
Teradyne, Inc.*,1	1,640	24,272
Novellus Systems, Inc.*,1	610	22,045
Cognizant Technology Solutions Corp. — Class A*,1	260	19,068
NetApp, Inc.*,1	360	19,001
Salesforce.com, Inc.*,1	100	14,898
Synopsys, Inc.*,1	460	11,827
Lexmark International, Inc. — Class A*,1	290	8,485
Activision Blizzard, Inc.[1]	670	7,826
Molex, Inc.[1]	228	5,875
Solera Holdings, Inc.[1]	80	4,733
Atmel Corp.*	260	3,658
IAC/InterActiveCorp.*,1	68	2,595
Altera Corp.	20	927

Total Information Technology		9,813,255

UTILITIES - 10.9%
Progress Energy, Inc.[1]	33,240	1,595,852
Constellation Energy Group, Inc.[1]	32,670	1,240,153
Nicor, Inc.[1]	21,650	1,185,121
NSTAR	24,750	1,138,005
DPL, Inc.[1]	26,230	791,097
Central Vermont Public Service Corp.[1]	7,690	277,994
NiSource, Inc.[1]	7,210	146,003
Westar Energy, Inc.[1]	5,360	144,238
Consolidated Edison, Inc.[1]	2,700	143,748
N.V. Energy, Inc.[1]	9,320	143,062
DTE Energy Co.[1]	2,820	141,056
Atmos Energy Corp.	3,640	121,030
NRG Energy, Inc.*,1	3,480	85,538
Alliant Energy Corp.	1,990	80,913
Oneok, Inc.[1]	1,090	80,671
TECO Energy, Inc.[1]	3,690	69,704
UGI Corp.[1]	1,900	60,591
ITC Holdings Corp.[1]	570	40,909
Xcel Energy, Inc.[1]	900	21,870
CMS Energy Corp.[1]	880	17,327

Total Utilities		7,524,882

FINANCIALS — 10.2%
Nationwide Health Properties, Inc.	31,850	1,318,909
Marshall & Ilsley Corp.	158,060	1,259,738
Transatlantic Holdings, Inc.	10,540	516,565
Sterling Bancshares, Inc.	61,420	501,187
optionsXpress Holdings, Inc.	14,730	245,696
Danvers Bancorp, Inc.	9,410	204,856
Annaly Capital Management, Inc.	11,110	200,424
Center Financial Corp.*	27,790	176,467
Capital One Financial Corp.	2,750	142,093
American Financial Group, Inc.	3,980	142,046
Ameriprise Financial, Inc.	2,430	140,162
Abington Bancorp, Inc.	12,930	134,860

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Torchmark Corp.	2,100	$134,694
Reinsurance Group of America, Inc. — Class A	2,210	134,501
Weyerhaeuser Co.	6,130	134,002
Legg Mason, Inc.	3,950	129,402
XL Group plc — Class A	5,670	124,627
Cowen Group, Inc. — Class A*	32,525	122,293
Endurance Specialty Holdings Ltd.	2,900	119,857
NASDAQ OMX Group, Inc.*	4,640	117,392
Huntington Bancshares, Inc.	14,910	97,810
CommonWealth REIT	2,960	76,486
East West Bancorp, Inc.	3,610	72,958
CapitalSource, Inc.	11,000	70,950
General Growth Properties, Inc.	4,160	69,430
Hospitality Properties Trust	2,820	68,385
Leucadia National Corp.	1,840	62,744
New York Community Bancorp, Inc.	4,180	62,658
Piedmont Office Realty Trust, Inc. — Class A	2,930	59,743
Axis Capital Holdings Ltd.	1,540	47,678
Weingarten Realty Investors	1,870	47,049
Unum Group	1,670	42,552
Discover Financial Services	1,520	40,660
SL Green Realty Corp.	480	39,778
Forest City Enterprises, Inc. — Class A*	2,120	39,580
JPMorgan Chase & Co.	770	31,524
Commerce Bancshares, Inc.	580	24,940
MBIA, Inc.*	2,230	19,379
Validus Holdings Ltd.	490	15,165
Hartford Financial Services Group, Inc.	468	12,341
Fifth Third Bancorp	900	11,475
Citigroup, Inc.	220	9,161
Jones Lang LaSalle, Inc.	80	7,544
Rayonier, Inc.	100	6,535
UDR, Inc.	150	3,683
Affiliated Managers Group, Inc.*	30	3,044
Aflac, Inc.	40	1,867
E*Trade Financial Corp.*	50	690
Allied World Assurance Company Holdings Ltd.	2	115

Total Financials		7,045,695

INDUSTRIALS — 5.8%
Bucyrus International, Inc. — Class A1	17,790	1,630,631
KBR, Inc.[1]	3,830	144,353
Owens Corning*,1	3,820	142,677
Republic Services, Inc. — Class A1	3,790	116,922
Copa Holdings S.A. — Class A1	1,720	114,793
Union Pacific Corp.[1]	1,080	112,752
FedEx Corp.[1]	1,100	104,335
WW Grainger, Inc.[1]	650	99,873
Kirby Corp.*,1	1,690	95,772
Corrections Corporation of America*,1	4,050	87,682
Ryder System, Inc.[1]	1,490	84,706
Kennametal, Inc.[1]	1,919	81,001
Tyco International Ltd.[1]	1,620	80,077
AGCO Corp.*	1,560	77,002
CNH Global N.V.*,1	1,920	74,208
L-3 Communications Holdings, Inc.[1]	820	71,709
Alexander & Baldwin, Inc.	1,420	68,387
Northrop Grumman Corp.[1]	980	67,963
Navistar International Corp.*	1,150	64,929
Dover Corp.[1]	900	61,020
Emerson Electric Co.[1]	1,060	59,625
GATX Corp.[1]	1,550	57,536
Donaldson Company, Inc.[1]	860	52,185
Trinity Industries, Inc.[1]	1,470	51,274
CSX Corp.[1]	1,920	50,342
Pentair, Inc.[1]	1,170	47,221
Joy Global, Inc.[1]	380	36,191
Towers Watson & Co. — Class A1	540	35,483
Deere & Co.[1]	430	35,454
Raytheon Co.[1]	700	34,895
Kansas City Southern*,1	560	33,225
Parker Hannifin Corp.[1]	360	32,306
Regal-Beloit Corp.[1]	440	29,379
Hubbell, Inc. — Class B1	360	23,382
Thomas & Betts Corp.*,1	260	14,001
CH Robinson Worldwide, Inc.[1]	170	13,403
MSC Industrial Direct Co. — Class A1	200	13,262
Snap-On, Inc.[1]	200	12,496
WESCO International, Inc.*,1	170	9,195
General Cable Corp.*,1	150	6,387
Eaton Corp.[1]	100	5,145
Timken Co.[1]	100	5,040
URS Corp.*,1	70	3,132

Total Industrials		4,041,351

CONSUMER DISCRETIONARY — 4.8%
Pre-Paid Legal Services, Inc.*	5,970	396,945
California Pizza Kitchen, Inc.*,1	14,330	264,675
Warner Music Group Corp.*,1	24,294	199,697
Comcast Corp. — Class A1	5,770	146,212
Limited Brands, Inc.[1]	3,790	145,726
Wyndham Worldwide Corp.[1]	4,230	142,340
Whirlpool Corp.[1]	1,610	130,925

16 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Darden Restaurants, Inc.[1]	2,620	$130,371
Williams-Sonoma, Inc.[1]	3,360	122,606
Royal Caribbean Cruises Ltd.*,1	2,870	108,027
Ross Stores, Inc.[1]	1,170	93,740
Brinker International, Inc.[1]	3,830	93,682
CBS Corp. — Class B1	2,970	84,615
Service Corporation International[1]	7,130	83,278
Priceline.com, Inc.*,1	150	76,790
Mattel, Inc.[1]	2,710	74,498
TRW Automotive Holdings Corp.*,1	1,230	72,607
Interpublic Group of Companies, Inc.[1]	5,780	72,250
Liberty Global, Inc. — Class A*,1	1,600	72,064
Liberty Media Corporation — Interactive*,1	4,140	69,428
VF Corp.[1]	620	67,307
Amazon.com, Inc.*	320	65,437
NIKE, Inc. — Class B1	710	63,886
Netflix, Inc.*,1	220	57,792
McDonald’s Corp.[1]	670	56,494
International Speedway Corp. — Class A1	1,840	52,274
Autoliv, Inc.	570	44,717
Polo Ralph Lauren Corp. — Class A1	330	43,761
Ford Motor Co.*,1	3,130	43,163
Virgin Media, Inc.[1]	1,420	42,501
Leggett & Platt, Inc.[1]	1,740	42,421
Career Education Corp.*,1	1,900	40,185
Time Warner Cable, Inc. — Class A1	430	33,557
Thor Industries, Inc.[1]	1,150	33,166
Foot Locker, Inc.[1]	870	20,671
Big Lots, Inc.*	600	19,890
Fortune Brands, Inc.[1]	210	13,392
Liberty Media Corp. — Starz*,1	130	9,781
Fossil, Inc.*,1	70	8,240
Advance Auto Parts, Inc.[1]	70	4,094
Phillips-Van Heusen Corp.[1]	50	3,274
Coach, Inc.[1]	50	3,197
The Gap, Inc.[1]	90	1,629
DISH Network Corp. — Class A*,1	20	613
Yum! Brands, Inc.	10	552

Total Consumer Discretionary		3,352,470

MATERIALS — 4.8%
Lubrizol Corp.[1]	11,950	1,604,526
Graham Packaging Company, Inc.*	30,960	780,811
Newmont Mining Corp.[1]	3,020	162,989
Cliffs Natural Resources, Inc.[1]	1,400	129,430
Cabot Corp.[1]	3,200	127,584
MeadWestvaco Corp.[1]	2,840	94,600
Alcoa, Inc.	4,310	68,357
CF Industries Holdings, Inc.[1]	480	68,002
Domtar Corp.[1]	660	62,515
Cytec Industries, Inc.[1]	1,090	62,337
Bemis Company, Inc.	1,560	52,697
Packaging Corporation of America[1]	1,480	41,425
Celanese Corp. — Class A1	520	27,721
Freeport-McMoRan Copper & Gold, Inc.[1]	380	20,102
Sealed Air Corp.[1]	620	14,750
Dow Chemical Co.[1]	230	8,280
E. I. du Pont de Nemours & Co.[1]	130	7,027
Ball Corp.	160	6,154
Walter Energy, Inc.[1]	20	2,316

Total Materials		3,341,623

HEALTH CARE — 4.8%
Cephalon, Inc.*,1	15,080	1,204,892
Rural/Metro Corp.*	16,560	285,494
Amgen, Inc.*	3,410	198,973
Cooper Companies, Inc.[1]	1,920	152,141
LifePoint Hospitals, Inc.*,1	3,540	138,343
Biogen Idec, Inc.*,1	1,290	137,927
Kendle International, Inc.*,1	8,730	131,648
Humana, Inc.[1]	1,430	115,172
Endo Pharmaceuticals Holdings, Inc.*,1	2,230	89,579
Bio-Rad Laboratories, Inc. — Class A*	640	76,390
Forest Laboratories, Inc.*,1	1,790	70,419
AmerisourceBergen Corp. — Class A	1,700	70,380
SXC Health Solutions Corp.*,1	1,130	66,580
Gilead Sciences, Inc.*,1	1,470	60,873
Coventry Health Care, Inc.*,1	1,640	59,811
UnitedHealth Group, Inc.[1]	1,070	55,191
Kinetic Concepts, Inc.*,1	840	48,409
Perrigo Co.[1]	550	48,328
Illumina, Inc.*,1	640	48,096
BioMarin Pharmaceutical, Inc.*,1	1,660	45,169
McKesson Corp.[1]	490	40,988
Alexion Pharmaceuticals, Inc.*	850	39,975
United Therapeutics Corp.*,1	580	31,958
Henry Schein, Inc.*,1	330	23,625
ResMed, Inc.*,1	740	22,903
Teleflex, Inc.[1]	260	15,876
Myriad Genetics, Inc.*,1	480	10,901
WellPoint, Inc.[1]	110	8,665
Edwards Lifesciences Corp.*	90	7,846
Pfizer, Inc.[1]	260	5,356
Community Health Systems, Inc.*,1	60	1,541
Agilent Technologies, Inc.*,1	20	1,022

Total Health Care		3,314,471

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

CONSUMER STAPLES — 2.9%
BJ’s Wholesale Club, Inc.*,1	15,470	$778,915
ConAgra Foods, Inc.[1]	5,800	149,698
Estee Lauder Companies, Inc. — Class A1	1,340	140,955
Energizer Holdings, Inc.*,1	1,920	138,931
JM Smucker Co.[1]	1,810	138,356
Reynolds American, Inc.[1]	3,360	124,488
Molson Coors Brewing Co. — Class B1	2,650	118,561
Smithfield Foods, Inc.*,1	3,559	77,835
Tyson Foods, Inc. — Class A1	3,690	71,660
Philip Morris International, Inc.[1]	960	64,099
Herbalife Ltd.[1]	1,090	62,828
Coca-Cola Enterprises, Inc.[1]	2,020	58,944
Whole Foods Market, Inc.[1]	270	17,131
Costco Wholesale Corp.[1]	180	14,623
Lorillard, Inc.[1]	90	9,798
Kroger Co.[1]	310	7,688

Total Consumer Staples		1,974,510

ENERGY — 2.8%
Ensco plc ADR	4,814	256,603
Southern Union Co.	5,810	233,272
Marathon Oil Corp.	2,730	143,816
Duncan Energy Partners, LP1	3,240	140,162
Murphy Oil Corp.	2,000	131,320
Sunoco, Inc.	3,060	127,633
Spectra Energy Corp.	3,910	107,173
Valero Energy Corp.	4,150	106,116
ConocoPhillips	1,280	96,243
Rowan Companies, Inc.*	2,470	95,861
Hess Corp.	1,200	89,712
SEACOR Holdings, Inc.	840	83,966
Oil States International, Inc.*	860	68,723
QEP Resources, Inc.	1,430	59,817
National Oilwell Varco, Inc.	640	50,054
Chevron Corp.	460	47,306
Occidental Petroleum Corp.	310	32,252
Patterson-UTI Energy, Inc.	970	30,662
Tesoro Corp.*	340	7,789
Cimarex Energy Co.	80	7,194
Core Laboratories N.V.	50	5,577
Teekay Corp.	90	2,779
Atwood Oceanics, Inc.*	50	2,207

Total Energy		1,926,237

TELECOMMUNICATION SERVICES — 1.6%
Global Crossing Ltd.*,1	23,810	913,828
Verizon Communications, Inc.[1]	2,900	107,967
Frontier Communications Corp.[1]	4,120	33,248
Telephone & Data Systems, Inc.[1]	310	9,635
AT&T, Inc.[1]	260	8,166
MetroPCS Communications, Inc.*,1	280	4,819

Total Telecommunication Services		1,077,663

Total Common Stocks (Cost $40,060,764)		43,412,157

EXCHANGE TRADED FUNDS† - 1.8%
iShares MSCI United Kingdom Index Fund[1]	24,820	442,044
iShares MSCI Chile Investable Market Index Fund[1]	2,150	162,045
iShares MSCI EAFE Index Fund[1]	2,569	154,500
iShares MSCI Malaysia Index Fund[1]	7,100	108,488
iShares MSCI South Korea Index Fund[1]	1,630	105,950
iShares MSCI Emerging Markets Index Fund[1]	1,960	93,296
iShares MSCI Australia Index Fund[1]	2,650	69,033
Vanguard MSCI Emerging Markets ETF[1]	1,050	51,051
iShares MSCI Switzerland Index Fund[1]	1,896	50,453
iShares MSCI Sweden Index Fund[1]	1,580	50,212
iShares MSCI France Index Fund[1]	1,730	47,817
iShares MSCI Spain Index Fund[1]	499	21,028

Total Exchange Traded Funds (Cost $1,126,424)		1,355,917

CLOSED-END FUNDS† — 12.0%
Cohen & Steers Infrastructure Fund, Inc.[1]	31,435	559,543
Royce Value Trust, Inc.[1]	36,419	543,364
Gabelli Dividend & Income Trust[1]	31,150	518,025
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	28,020	454,484
Liberty All Star Equity Fund[1]	83,208	430,185
Calamos Strategic Total Return Fund[1]	37,592	359,755
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	18,399	318,303
Alpine Global Premier Properties Fund[1]	43,786	314,821
Adams Express Co.	24,027	267,661
H&Q Healthcare Investors[1]	15,277	239,696
John Hancock Bank and Thrift Opportunity Fund[1]	13,962	229,396
DWS High Income Opportunities Fund, Inc.[1]	15,717	228,840

18 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Tri-Continental Corp.[1]	15,153	$226,234
John Hancock Tax-Advantaged Dividend Income Fund[1]	12,664	208,703
Petroleum & Resources Corp.[1]	6,934	204,484
BlackRock Strategic Equity Dividend Trust[1]	17,960	191,813
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	10,104	187,631
General American Investors Company, Inc.[1]	5,186	145,519
Swiss Helvetia Fund, Inc.	9,502	141,960
Eaton Vance Enhanced Equity Income Fund[1]	10,936	131,232
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	11,973	130,745
Calamos Global Dynamic Income Fund[1]	14,909	129,708
LMP Capital and Income Fund, Inc.	9,149	125,524
Eaton Vance Tax-Managed Buy-Write Income Fund[1]	8,993	123,834
Eaton Vance Tax-Managed Buy-Write Opportunities Fund[1]	9,470	120,553
Eaton Vance Tax Managed Global Buy Write Opportunities Fund[1]	9,902	120,111
Zweig Fund, Inc.[1]	35,000	120,050
First Trust Enhanced Equity Income Fund[1]	9,614	118,541
Guggenheim Enhanced Equitystrategy Fund[1]	6,850	118,505
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[1]	11,250	117,787
Clough Global Equity Fund[1]	7,693	113,856
Royce Micro-Capital Trust, Inc.[1]	10,377	102,525
GDL Fund[1]	7,111	95,359
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	20,046	86,198
Nuveen Diversified Dividend and Income Fund[1]	7,402	84,531
Cohen & Steers Dividend Majors Fund, Inc.[1]	5,714	80,282
Source Capital, Inc.[1]	1,366	78,463
Liberty All Star Growth Fund, Inc.[1]	16,639	73,877
Nuveen Tax-Advantaged Dividend Growth Fund[1]	5,062	67,072
LMP Real Estate Income Fund, Inc.[1]	5,954	62,696
Lazard Global Total Return and Income Fund, Inc.[1]	3,836	60,302
Macquarie[1]	3,354	53,630
Royce Focus Trust, Inc.[1]	5,672	44,240
H&Q Life Sciences Investors[1]	3,464	43,161
Diamond Hill Financial Trends Fund, Inc.[1]	1,337	13,169

Total Closed-End Funds (Cost $6,415,747)		8,186,368

	Face
	Amount
REPURCHASE AGREEMENTS††,2 — 20.2%
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	$8,180,197	8,180,197
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	2,801,437	2,801,437
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	2,508,423	2,508,423
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	504,259	504,259

Total Repurchase Agreements (Cost $13,994,316)		13,994,316

Total Long Investments - 96.8% (Cost $61,597,251)		$66,948,758

	Shares
COMMON STOCKS SOLD SHORT† — (37.5)%
CONSUMER STAPLES — (1.3)%
Constellation Brands, Inc. — Class A*	190	(3,956)
Dean Foods Co.*	720	(8,834)
Avon Products, Inc.	362	(10,136)
Altria Group, Inc.	390	(10,300)
Brown-Forman Corp. — Class B	180	(13,444)
PepsiCo, Inc.	230	(16,199)
Safeway, Inc.	782	(18,275)
Campbell Soup Co.	730	(25,222)
Green Mountain Coffee Roasters, Inc.*	340	(30,348)
Archer-Daniels-Midland Co.	1,520	(45,828)
Bunge Ltd.	670	(46,197)
Mead Johnson Nutrition Co. — Class A	750	(50,662)
Colgate-Palmolive Co.	610	(53,320)
Clorox Co.	870	(58,673)
HJ Heinz Co.	1,190	(63,403)
Procter & Gamble Co.	1,010	(64,206)
Central European Distribution Corp.*	6,150	(68,880)
Kellogg Co.	1,260	(69,703)
Sysco Corp.	2,250	(70,155)
Hershey Co.	1,270	(72,200)
SUPERVALU, Inc.	7,820	(73,586)

Total Consumer Staples		(873,527)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

MATERIALS — (1.4)%
Praxair, Inc.	30	$(3,252)
Royal Gold, Inc.	160	(9,371)
Owens-Illinois, Inc.*	440	(11,356)
International Paper Co.	550	(16,401)
Compass Minerals International, Inc.	200	(17,214)
Huntsman Corp.	1,090	(20,547)
Temple-Inland, Inc.	1,140	(33,904)
United States Steel Corp.	980	(45,119)
Southern Copper Corp.	1,400	(46,018)
Commercial Metals Co.	3,800	(54,530)
Intrepid Potash, Inc.*	1,780	(57,850)
Nucor Corp.	1,460	(60,181)
Eagle Materials, Inc.	2,170	(60,478)
Nalco Holding Co.	2,251	(62,600)
Vulcan Materials Co.	1,800	(69,354)
Monsanto Co.	980	(71,089)
Ecolab, Inc.	1,290	(72,730)
Airgas, Inc.	1,060	(74,243)
AK Steel Holding Corp.	4,720	(74,387)
Martin Marietta Materials, Inc.	940	(75,172)

Total Materials		(935,796)

HEALTH CARE — (1.8)%
Eli Lilly & Co.	1	(37)
Gen-Probe, Inc.*	1	(69)
Patterson Companies, Inc.	80	(2,631)
Medco Health Solutions, Inc.*	110	(6,217)
Human Genome Sciences, Inc.*	402	(9,865)
Celgene Corp.*	171	(10,315)
DENTSPLY International, Inc.	380	(14,470)
Hologic, Inc.*	730	(14,724)
Regeneron Pharmaceuticals, Inc.*	331	(18,771)
Hill-Rom Holdings, Inc.	450	(20,718)
Express Scripts, Inc. — Class A*	410	(22,132)
Boston Scientific Corp.*	3,205	(22,146)
Cerner Corp.*	460	(28,111)
Techne Corp.	440	(36,683)
Intuitive Surgical, Inc.*	110	(40,932)
Dendreon Corp.*	1,041	(41,057)
Covance, Inc.*	780	(46,309)
CareFusion Corp.*	2,070	(56,242)
Quest Diagnostics, Inc.	1,060	(62,646)
Brookdale Senior Living, Inc. — Class A*	2,660	(64,505)
VCA Antech, Inc.*	3,050	(64,660)
Vertex Pharmaceuticals, Inc.*	1,280	(66,547)
Lincare Holdings, Inc.	2,320	(67,906)
Alere, Inc.*	1,880	(68,846)
Charles River Laboratories International, Inc.*	1,700	(69,105)
Allscripts Healthcare Solutions, Inc.*	3,580	(69,524)
Amylin Pharmaceuticals, Inc.*	5,211	(69,619)
Laboratory Corporation of America Holdings*	720	(69,689)
Allergan, Inc.	850	(70,762)
Health Net, Inc.*	2,210	(70,985)
Hospira, Inc.*	1,310	(74,225)

Total Health Care		(1,280,448)

TELECOMMUNICATION SERVICES — (1.9)%
Crown Castle International Corp.*	30	(1,224)
NII Holdings, Inc.*	521	(22,080)
Windstream Corp.	2,351	(30,469)
Sprint Nextel Corp.*	8,980	(48,402)
Leap Wireless International, Inc.*	3,860	(62,648)
American Tower Corp. — Class A*	1,220	(63,806)
SBA Communications Corp. — Class A*	1,840	(70,269)
Level 3 Communications, Inc.*	403,690	(985,004)

Total Telecommunication Services		(1,283,902)

ENERGY — (2.3)%
Frontline Ltd.	1	(15)
Williams Companies, Inc.	340	(10,285)
Denbury Resources, Inc.*	570	(11,400)
Unit Corp.*	200	(12,186)
Halliburton Co.	260	(13,260)
Noble Energy, Inc.	160	(14,341)
Plains Exploration & Production Co.*	420	(16,010)
Diamond Offshore Drilling, Inc.	310	(21,827)
Schlumberger Ltd.	310	(26,784)
Weatherford International Ltd.*	2,061	(38,644)
SandRidge Energy, Inc.*	4,420	(47,117)
Cameron International Corp.*	1,040	(52,301)
Energen Corp.	1,110	(62,715)
Ultra Petroleum Corp.*	1,440	(65,952)
Petrohawk Energy Corp.*	2,680	(66,116)
FMC Technologies, Inc.*	1,490	(66,737)
EOG Resources, Inc.	640	(66,912)
Consol Energy, Inc.	1,390	(67,387)
Cobalt International Energy, Inc.*	4,960	(67,605)
Southwestern Energy Co.*	1,600	(68,608)
Comstock Resources, Inc.*	2,400	(69,096)
Exterran Holdings, Inc.*	3,490	(69,207)
Range Resources Corp.	1,270	(70,485)
Continental Resources, Inc.*	1,110	(72,050)
Cabot Oil & Gas Corp.	1,240	(82,224)
Enterprise Products Partners, LP	3,310	(143,025)
Ensco plc ADR	4,980	(265,434)

Total Energy		(1,567,723)

CONSUMER DISCRETIONARY — (2.6)%
Meredith Corp.	1	(31)
Sirius XM Radio, Inc.*	290	(635)
Clear Channel Outdoor Holdings, Inc. — Class A*	80	(1,016)
Gannett Company, Inc.	140	(2,005)
KB Home	640	(6,259)
Las Vegas Sands Corp.*	150	(6,332)
Scripps Networks Interactive, Inc. — Class A	130	(6,354)

20 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Hyatt Hotels Corp. — Class A*	160	$(6,531)
Choice Hotels International, Inc.	210	(7,006)
Dick’s Sporting Goods, Inc.*	230	(8,844)
Expedia, Inc.	380	(11,016)
Weight Watchers International, Inc.	181	(13,660)
Lowe’s Companies, Inc.	620	(14,452)
BorgWarner, Inc.*	180	(14,542)
H&R Block, Inc.	1,040	(16,682)
Abercrombie & Fitch Co. — Class A	260	(17,399)
LKQ Corp.*	710	(18,524)
Tempur-Pedic International, Inc.*	300	(20,346)
Johnson Controls, Inc.	570	(23,746)
Liberty Media Corp. — Capital*	310	(26,583)
Pulte Group, Inc.*	3,920	(30,027)
WMS Industries, Inc.*	1,130	(34,714)
Best Buy Company, Inc.	1,130	(35,493)
Cablevision Systems Corp. — Class A	990	(35,848)
Wynn Resorts Ltd.	270	(38,756)
Lamar Advertising Co. — Class A*	1,420	(38,865)
RadioShack Corp.	3,200	(42,592)
Hasbro, Inc.	980	(43,051)
Toll Brothers, Inc.*	2,150	(44,591)
Newell Rubbermaid, Inc.	3,000	(47,340)
Urban Outfitters, Inc.*	1,860	(52,359)
Harley-Davidson, Inc.	1,340	(54,900)
NVR, Inc.*	80	(58,038)
Marriott International, Inc. — Class A	1,660	(58,913)
DreamWorks Animation SKG, Inc. — Class A*	3,040	(61,104)
MDC Holdings, Inc.	2,590	(63,818)
Regal Entertainment Group — Class A	5,270	(65,032)
MGM Resorts International*	4,981	(65,799)
Central European Media Enterprises Ltd. — Class A*	3,400	(67,150)
Home Depot, Inc.	1,860	(67,369)
Bally Technologies, Inc.*	1,660	(67,529)
International Game Technology	3,860	(67,859)
Chico’s FAS, Inc.	4,700	(71,581)
Goodyear Tire & Rubber Co.*	4,280	(71,776)
Morningstar, Inc.	1,210	(73,544)
Hillenbrand, Inc.	3,200	(75,680)
New York Times Co. — Class A*	8,750	(76,300)
Office Depot, Inc.*	18,270	(77,099)

Total Consumer Discretionary		(1,809,090)

INDUSTRIALS — (3.1)%
Textron, Inc.	160	(3,778)
Lincoln Electric Holdings, Inc.	160	(5,736)
Caterpillar, Inc.	70	(7,452)
Boeing Co.	110	(8,132)
RR Donnelley & Sons Co.	470	(9,217)
Roper Industries, Inc.	130	(10,829)
Cooper Industries plc — Class A	240	(14,321)
United Technologies Corp.	180	(15,932)
Valmont Industries, Inc.	180	(17,350)
Carlisle Companies, Inc.	440	(21,661)
BE Aerospace, Inc.*	640	(26,118)
UTI Worldwide, Inc.	1,400	(27,566)
CoStar Group, Inc.*	550	(32,604)
Manpower, Inc.	620	(33,263)
Spirit Aerosystems Holdings, Inc. — Class A*	1,670	(36,740)
Fastenal Co.	1,190	(42,828)
Quanta Services, Inc.*	2,190	(44,238)
United Parcel Service, Inc. — Class B	670	(48,863)
KAR Auction Services, Inc.*	2,821	(53,345)
Terex Corp.*	1,900	(54,055)
Chicago Bridge & Iron Co. N.V.	1,400	(54,460)
United Continental Holdings, Inc.*	2,450	(55,443)
PACCAR, Inc.	1,100	(56,199)
Robert Half International, Inc.	2,080	(56,222)
Masco Corp.	5,350	(64,361)
Illinois Tool Works, Inc.	1,140	(64,399)
Expeditors International of Washington, Inc.	1,260	(64,499)
Alliant Techsystems, Inc.	910	(64,910)
Lennox International, Inc.	1,550	(66,759)
Lockheed Martin Corp.	830	(67,205)
Graco, Inc.	1,400	(70,924)
Manitowoc Company, Inc.	4,300	(72,412)
Iron Mountain, Inc.	2,140	(72,953)
J.B. Hunt Transport Services, Inc.	1,550	(72,990)
Landstar System, Inc.	1,590	(73,903)
Con-way, Inc.	1,930	(74,903)
Oshkosh Corp.*	2,640	(76,402)
USG Corp.*	5,390	(77,293)
WABCO Holdings, Inc.*	1,120	(77,347)
AMR Corp.*	18,140	(97,956)
Delta Air Lines, Inc.*	12,100	(110,957)
Jacobs Engineering Group, Inc.*	2,620	(113,315)

Total Industrials		(2,119,840)

INFORMATION TECHNOLOGY — (3.1)%
Cadence Design Systems, Inc.*	1	(11)
Cypress Semiconductor Corp.	1	(21)
International Rectifier Corp.*	1	(28)
Lam Research Corp.*	1	(44)
NCR Corp.*	3	(57)
Corning, Inc.	340	(6,171)
Brocade Communications Systems, Inc.*	1,490	(9,625)
Cree, Inc.*	290	(9,741)
Alliance Data Systems Corp.*	110	(10,348)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Juniper Networks, Inc.*	380	$(11,970)
Ingram Micro, Inc. — Class A*	900	(16,326)
Akamai Technologies, Inc.*	570	(17,938)
Jabil Circuit, Inc.	960	(19,392)
NVIDIA Corp.*	1,320	(21,034)
FLIR Systems, Inc.	650	(21,912)
Yahoo!, Inc.*	1,490	(22,410)
Nuance Communications, Inc.*	1,392	(29,886)
Dolby Laboratories, Inc. — Class A*	720	(30,571)
Monster Worldwide, Inc.*	2,140	(31,372)
AOL, Inc.*	1,600	(31,776)
Tellabs, Inc.	7,910	(36,465)
Equinix, Inc.*	390	(39,398)
MEMC Electronic Materials, Inc.*	5,090	(43,418)
Ciena Corp.*	2,510	(46,134)
Genpact Ltd.*	2,680	(46,203)
Itron, Inc.*	1,100	(52,976)
Avnet, Inc.*	1,890	(60,253)
Advanced Micro Devices, Inc.*	8,850	(61,862)
Autodesk, Inc.*	1,620	(62,532)
Mastercard, Inc. — Class A	210	(63,281)
Adobe Systems, Inc.*	2,040	(64,158)
Paychex, Inc.	2,090	(64,205)
QLogic Corp.*	4,060	(64,635)
Western Union Co.	3,260	(65,298)
National Instruments Corp.	2,220	(65,912)
Seagate Technology plc	4,180	(67,549)
Intersil Corp. — Class A	5,290	(67,976)
Electronic Arts, Inc.*	2,931	(69,172)
ANSYS, Inc.*	1,270	(69,431)
Zebra Technologies Corp. — Class A*	1,690	(71,267)
PMC — Sierra, Inc.*	9,420	(71,309)
LSI Corp.*	10,051	(71,563)
Silicon Laboratories, Inc.*	1,750	(72,205)
Symantec Corp.*	3,750	(73,950)
Rambus, Inc.*	5,090	(74,721)
VeriFone Systems, Inc.*	7,360	(326,416)

Total Information Technology		(2,162,922)

UTILITIES — (9.2)%
Entergy Corp.	30	(2,048)
Great Plains Energy, Inc.	282	(5,846)
Hawaiian Electric Industries, Inc.	1,170	(28,150)
FirstEnergy Corp.	1,340	(59,161)
Sempra Energy	1,160	(61,341)
PG&E Corp.	1,500	(63,045)
Vectren Corp.	2,330	(64,914)
National Fuel Gas Co.	950	(69,160)
Public Service Enterprise Group, Inc.	2,120	(69,197)
MDU Resources Group, Inc.	3,100	(69,750)
GenOn Energy, Inc.*	18,090	(69,827)
PPL Corp.	2,530	(70,410)
NextEra Energy, Inc.	1,240	(71,250)
Dominion Resources, Inc.	1,480	(71,440)
Wisconsin Energy Corp.	2,290	(71,792)
Southern Co.	1,780	(71,876)
Integrys Energy Group, Inc.	1,390	(72,058)
Questar Corp.	4,100	(72,611)
Calpine Corp.*	4,940	(79,682)
AES Corp.*	8,920	(113,641)
Ormat Technologies, Inc.	5,320	(117,093)
AGL Resources, Inc.	19,230	(782,853)
Northeast Utilities	33,510	(1,178,547)
Exelon Corp.	31,260	(1,339,178)
Duke Energy Corp.	89,590	(1,686,980)

Total Utilities		(6,361,850)

FINANCIALS — (10.8)%
Valley National Bancorp	5	(68)
Berkshire Hathaway, Inc. — Class B*	10	(774)
Regions Financial Corp.	160	(992)
Hanover Insurance Group, Inc.	30	(1,131)
PNC Financial Services Group, Inc.	30	(1,788)
State Street Corp.	40	(1,804)
U.S. Bancorp	100	(2,551)
Invesco Ltd.	130	(3,042)
MetLife, Inc.	70	(3,071)
Boston Properties, Inc.	30	(3,185)
IntercontinentalExchange, Inc.*	30	(3,741)
Moody’s Corp.	140	(5,369)
Wells Fargo & Co.	210	(5,893)
Bank of Hawaii Corp.	140	(6,513)
Digital Realty Trust, Inc.	110	(6,796)
Associated Banc-Corp.	561	(7,798)
SunTrust Banks, Inc.	370	(9,546)
KeyCorp	1,290	(10,746)
Assured Guaranty Ltd.	692	(11,287)
American National Insurance Co.	150	(11,625)
Hudson City Bancorp, Inc.	1,490	(12,203)
Lincoln National Corp.	430	(12,251)
City National Corp.	270	(14,648)
Principal Financial Group, Inc.	520	(15,818)
Janus Capital Group, Inc.	1,770	(16,709)
TD Ameritrade Holding Corp.	870	(16,974)
Washington Federal, Inc.	1,050	(17,252)
Equity Residential	290	(17,400)
Bank of New York Mellon Corp.	730	(18,703)
Zions Bancorporation	880	(21,129)
Allstate Corp.	700	(21,371)
CB Richard Ellis Group, Inc. — Class A*	870	(21,846)
Fulton Financial Corp.	2,185	(23,401)
Goldman Sachs Group, Inc.	180	(23,956)

22 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Plum Creek Timber Company, Inc.	600	$(24,324)
Prudential Financial, Inc.	400	(25,436)
First Citizens BancShares, Inc. — Class A	150	(28,083)
Franklin Resources, Inc.	250	(32,823)
Northern Trust Corp.	720	(33,091)
Host Hotels & Resorts, Inc.	1,980	(33,561)
Kimco Realty Corp.	1,871	(34,875)
BOK Financial Corp.	640	(35,053)
HCP, Inc.	1,030	(37,791)
First Horizon National Corp.	4,160	(39,686)
Jefferies Group, Inc.	1,950	(39,780)
Synovus Financial Corp.	19,560	(40,685)
Everest Re Group Ltd.	590	(48,232)
SEI Investments Co.	2,150	(48,396)
Brown & Brown, Inc.	1,960	(50,294)
Cullen	970	(55,144)
TCF Financial Corp.	4,420	(60,996)
Brandywine Realty Trust	5,350	(62,007)
Markel Corp.*	160	(63,490)
Corporate Office Properties Trust	2,090	(65,020)
OneBeacon Insurance Group Ltd. — Class A	4,880	(65,343)
Liberty Property Trust	2,010	(65,486)
AON Corp.	1,310	(67,203)
White Mountains Insurance Group Ltd.	160	(67,226)
Vornado Realty Trust	730	(68,021)
Mack-Cali Realty Corp.	2,070	(68,186)
Eaton Vance Corp.	2,270	(68,622)
Bank of America Corp.	6,270	(68,719)
Duke Realty Corp.	4,910	(68,789)
Mercury General Corp.	1,750	(69,108)
Old Republic International Corp.	5,890	(69,207)
Alleghany Corp.*	210	(69,953)
Progressive Corp.	3,280	(70,126)
Regency Centers Corp.	1,600	(70,352)
Capitol Federal Financial, Inc.	5,990	(70,442)
Popular, Inc.*	26,000	(71,760)
Marsh & McLennan Companies, Inc.	2,320	(72,361)
MSCI, Inc. — Class A*	1,930	(72,722)
SLM Corp.	4,330	(72,787)
American Express Co.	1,420	(73,414)
Greenhill & Company, Inc.	1,370	(73,733)
BancorpSouth, Inc.	6,010	(74,584)
Genworth Financial, Inc. — Class A*	7,990	(82,137)
BB&T Corp.	3,730	(100,113)
TFS Financial Corp.	10,640	(102,995)
People’s United Financial, Inc.	8,500	(114,240)
Cowen Group, Inc. — Class A*	32,620	(122,651)
Susquehanna Bancshares, Inc.	17,610	(140,880)
Nara Bancorp, Inc.*	21,830	(177,478)
Charles Schwab Corp.	15,100	(248,395)
Comerica, Inc.	14,570	(503,685)
Allied World Assurance Company Holdings Ltd.	9,750	(561,405)
Bank of Montreal	19,930	(1,266,551)
Ventas, Inc.	25,180	(1,327,238)

Total Financials		(7,496,060)

Total Common Stocks Sold Short (Proceeds $24,690,472)		(25,891,158)

EXCHANGE TRADED FUNDS SOLD SHORT† — (12.0)%
iShares MSCI South Africa Index Fund	70	(4,975)
iShares MSCI Belgium Investable Market Index Fund	727	(10,258)
iShares MSCI Turkey Index Fund	290	(17,284)
iShares MSCI Taiwan Index Fund	1,149	(17,442)
iShares MSCI Japan Index Fund	1,721	(17,950)
iShares MSCI Singapore Index Fund	1,584	(21,748)
Market Vectors Gold Miners	655	(35,756)
iShares MSCI Germany Index Fund	1,711	(46,009)
iShares MSCI Brazil Index Fund	780	(57,213)
iShares MSCI EMU Index Fund	1,722	(66,865)
iShares MSCI BRIC Index Fund	1,400	(66,920)
iShares MSCI Hong Kong Index Fund	4,670	(86,488)
iPath MSCI India Index ETN	1,320	(92,519)
iShares MSCI Italy Index Fund	5,660	(99,673)
iShares MSCI Canada Index Fund	3,680	(116,546)
iShares Russell 1000 Growth Index Fund	2,331	(141,911)
iShares MSCI Netherlands Investable Market Index Fund	6,630	(142,944)
Powershares QQQ Trust Series 1	2,733	(155,918)
iShares MSCI Mexico Investable Market Index Fund	3,020	(188,931)
iShares Dow Jones US Real Estate Index Fund	7,765	(468,230)
iShares Russell 1000 Value Index Fund	7,833	(534,837)
iShares Russell 2000 Index Fund	15,106	(1,250,777)
SPDR S&P 500 ETF Trust	35,457	(4,679,260)

Total Exchange Traded Funds Sold Short (Proceeds $7,116,610)		(8,320,454)

Total Securities Sold Short — (49.5)% (Proceeds $31,807,082)		(34,211,612)

Cash & Other Assets, Less Liabilities — 52.6%		36,400,231

Total Net Assets — 100.0%		$69,137,377

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,596,800)	80	$327,971
September 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $6,734,400)	69	267,630
September 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $15,772,266)	129	(13,289)
December 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $13,069,050)	577	(261,583)

(Total Aggregate Value of Contracts $42,172,516)		$320,729

COMMODITY FUTURES CONTRACTS PURCHASED†
October 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $2,573,710)	22	323,515
October 2011 Sugar #11 Futures Contracts (Aggregate Value of Contracts $2,614,606)	89	223,920
May 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $2,339,650)	73	160,359
October 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $2,172,870)	63	144,371
April 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $2,269,210)	18	87,264
February 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $2,181,150)	45	55,807
June 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $2,288,040)	23	30,135
December 2011 LME Zinc Futures Contracts (Aggregate Value of Contracts $238,475)	4	13,761
September 2011 Copper Futures Contracts (Aggregate Value of Contracts $213,725)	2	8,019
May 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $307,012)	3	6,215
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $249,564)	2	5,056
November 2011 LME Lead Futures Contracts (Aggregate Value of Contracts $200,932)	3	3,897
September 2011 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $316,375)	5	(11,449)
August 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $749,600)	5	(14,615)
April 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $2,290,750)	49	(82,347)
September 2011 Soybean Futures Contracts (Aggregate Value of Contracts $2,461,450)	38	(113,555)
May 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $2,485,650)	73	(145,426)
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $2,575,075)	83	(265,104)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $2,114,825)	58	(468,144)

(Total Aggregate Value of Contracts $30,642,669)		$(38,321)

24 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT†
September 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $8,652,600)	418	$904,832
September 2011 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $52,196,375)	238	(48,689)
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $13,678,600)	208	(434,320)

(Total Aggregate Value of Contracts $74,527,575)		$421,823

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2011 Wheat Futures Contracts (Aggregate Value of Contracts $2,432,750)	74	215,788
March 2012 Corn Futures Contracts (Aggregate Value of Contracts $2,182,988)	69	167,017
December 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $2,464,800)	52	136,703
January 2012 Soybean Futures Contracts (Aggregate Value of Contracts $2,217,225)	34	125,086
February 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $2,206,720)	64	53,363
October 2011 Soybean Oil Futures Contracts (Aggregate Value of Contracts $2,205,324)	66	46,255
October 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $2,367,187)	19	6,715
September 2011 LME Nickel Futures Contracts (Aggregate Value of Contracts $140,568)	1	(5,080)
October 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $2,203,360)	47	(19,314)
December 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $2,418,179)	21	(113,025)
November 2011 WTI Crude Oil Futures Contracts (Aggregate Value of Contracts $2,511,860)	26	(116,238)
March 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $2,342,570)	73	(160,961)
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $2,233,795)	78	(191,123)

(Total Aggregate Value of Contracts $27,927,326)		$145,186

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or a portion of this security is pledged as short security collateral at June 30, 2011.

[2]	Repurchase Agreements — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 25

MULTI-HEDGE STRATEGIES FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $47,602,935)	$52,954,442
Repurchase agreements, at value (cost 13,994,316)	13,994,316
Segregated cash with broker	37,919,501
Cash	7,930
Receivables:
Securities sold	835,100
Fund shares sold	70,187
Dividends	55,347

Total assets	105,836,823

Liabilities:
Securities sold short, at value (proceeds $31,807,082)	34,211,612
Payable for:
Fund shares redeemed	239,399
Securities purchased	2,082,735
Management fees	66,002
Distribution and service fees	21,451
Other	78,247

Total liabilities	36,699,446

Net assets	$69,137,377

Net assets consist of:
Paid in capital	$120,998,623
Accumulated net investment loss	(489,211)
Accumulated net realized loss on investments	(55,168,429)
Net unrealized appreciation on investments	3,796,394

Net assets	$69,137,377

A-Class:
Net assets	$14,705,970
Capital shares outstanding	662,710
Net asset value per share	$22.19

Maximum offering price per share (Net asset value divided by 95.25%)	$23.30

C-Class:
Net assets	$11,653,381
Capital shares outstanding	548,833
Net asset value per share	$21.23

H-Class:
Net assets	$42,484,310
Capital shares outstanding	1,913,434
Net asset value per share	$22.20

Institutional Class:
Net assets	$293,716
Capital shares outstanding	13,190
Net asset value per share	$22.27

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $22)	$532,764
Interest	3,879

Total investment income	536,643

Expenses:
Management fees	468,616
Distribution and service fees:
A-Class	18,593
C-Class	62,425
H-Class	55,361
Short sales dividend expense	363,657
Prime broker interest expense	108,975
Miscellaneous	4,237

Total expenses	1,081,864
Less:
Expenses waived by Advisor	(54,946)

Net expenses	1,026,918

Net investment loss	(490,275)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,461,318)
Futures contracts	1,584,787
Securities sold short	4,445,253

Net realized gain	3,568,722

Net change in unrealized appreciation (depreciation) on:
Investments	(2,092,031)
Securities sold short	1,702,529
Futures contracts	(961,778)

Net change in unrealized appreciation (depreciation)	(1,351,280)

Net realized and unrealized gain	2,217,442

Net increase in net assets resulting from operations	$1,727,167

26 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

MULTI-HEDGE STRATEGIES FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(490,275)	$(1,946,133)
Net realized gain on investments	3,568,722	2,217,669
Net change in unrealized appreciation (depreciation) on investments	(1,351,280)	3,101,502

Net increase in net assets resulting from operations	1,727,167	3,373,038

Distribution To Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	4,980,175	13,527,322
C-Class	720,680	1,933,931
H-Class	8,757,010	15,675,873
Institutional Class	—	301,491 [a]
Redemption fees collected
A-Class	—	1,142
C-Class	—	1,151
H-Class	—	3,358
Institutional class	—	—
Cost of shares redeemed
A-Class	(4,729,652)	(25,034,739)
C-Class	(4,505,347)	(10,842,755)
H-Class	(11,787,211)	(42,786,296)
Institutional Class	(10,000)	(23,907)[a]

Net decrease from capital share transactions	(6,574,345)	(47,243,429)

Net decrease in net assets	(4,847,178)	(43,870,391)
Net assets:
Beginning of period	73,984,555	117,854,946

End of period	$69,137,377	$73,984,555

Undistributed/(Accumulated) net investment income/(loss) at end of period	$(489,211)	$1,064

Capital share activity:
Shares sold
A-Class	228,745	660,810
C-Class	34,294	96,273
H-Class	401,940	757,318
Institutional Class	—	14,765 [a]
Shares redeemed
A-Class	(215,743)	(1,227,157)
C-Class	(215,884)	(546,573)
H-Class	(538,234)	(2,077,330)
Institutional Class	(452)	(1,123)[a]

Net decrease in shares	(305,334)	(2,323,017)

[a]	Since the commencement of operations: May 3, 2010 — Institutional Class.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 27

MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	March 31,	March 31,	March 31,
A-Class	2011 [a,c]	2010 [c]	2009 [b,c]	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$21.66	$20.57	$19.96	$24.61	$26.44	$25.52

Income (loss) from investment operations:
Net investment income (loss)[d]	(.13)	(.40)	(.15)	(.10)	.58	.71
Net gain (loss) on investments (realized and unrealized)	.66	1.49	.76	(4.37)	(1.53)	.80

Total from investment operations	.53	1.09	.61	(4.47)	(.95)	1.51

Less distributions from:
Net investment income	—	—	—	(.12)	(.79)	(.38)
Net realized gains	—	—	—	(.06)	(.09)	(.22)

Total distributions	—	—	—	(.18)	(.88)	(.60)

Redemption fees collected	—	— [e]	— [e]	— [e]	— [e]	.01

Net asset value, end of period	$22.19	$21.66	$20.57	$19.96	$24.61	$26.44

Total Return[f]	2.45%	5.30%	3.06%	(18.19%)	(3.72%)	6.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,706	$14,073	$25,010	$45,078	$42,193	$41,771

Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.97%)	(1.47%)	(0.46%)	2.18%	2.74%
Total expenses[g]	2.87%	3.56%	2.36%	2.09%	1.96%	1.93%
Net expenses[h]	2.72%	3.40%	2.32%	2.09%	1.96%	1.93%
Operating expenses[i]	1.41%	1.41%	1.40%	1.40%	1.40%	1.43%

Portfolio turnover rate	202%	993%	858%	1,578%	509%	298%
28   |    the RYDEX | SGI series funds semi-annual report

MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	March 31,	March 31,	March 31,
C-Class	2011 [a,c]	2010 [c]	2009 [b,c]	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$20.80	$19.90	$19.43	$24.13	$26.14	$25.42

Income (loss) from investment operations:
Net investment income (loss)[d]	(.21)	(.55)	(.31)	(.25)	.37	.51
Net gain (loss) on investments (realized and unrealized)	.64	1.45	.78	(4.27)	(1.50)	.80

Total from investment operations	.43	.90	.47	(4.52)	(1.13)	1.31

Less distributions from:
Net investment income	—	—	—	(.12)	(.79)	(.38)
Net realized gains	—	—	—	(.06)	(.09)	(.22)

Total distributions	—	—	—	(.18)	(.88)	(.60)

Redemption fees collected	—	— [e]	— [e]	— [e]	— [e]	.01

Net asset value, end of period	$21.23	$20.80	$19.90	$19.43	$24.13	$26.14

Total Return[f]	2.07%	4.52%	2.42%	(18.76%)	(4.46%)	5.28%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,653	$15,194	$23,494	$28,706	$54,857	$48,052

Ratios to average net assets:
Net investment income (loss)	(1.98%)	(2.79%)	(2.07%)	(1.09%)	1.41%	1.99%
Total expenses[g]	3.61%	4.41%	3.14%	2.82%	2.71%	2.66%
Net expenses[h]	3.45%	4.26%	3.09%	2.82%	2.71%	2.66%
Operating expenses[i]	2.16%	2.15%	2.17%	2.17%	2.15%	2.16%

Portfolio turnover rate	202%	993%	858%	1,578%	509%	298%
the RYDEX | SGI series funds semi-annual report    |   29

MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	March 31,	March 31,	March 31,
H-Class	2011 [a,c]	2010 [c]	2009 [b,c]	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$21.67	$20.58	$19.98	$24.63	$26.46	$25.53

Income (loss) from investment operations:
Net investment income (loss)[d]	(.13)	(.43)	(.21)	(.07)	.58	.72
Net gain (loss) on investments (realized and unrealized)	.66	1.52	.81	(4.40)	(1.53)	.80

Total from investment operations	.53	1.09	.60	(4.47)	(.95)	1.52

Less distributions from:
Net investment income	—	—	—	(.12)	(.79)	(.38)
Net realized gains	—	—	—	(.06)	(.09)	(.22)

Total distributions	—	—	—	(.18)	(.88)	(.60)

Redemption fees collected	—	— [e]	— [e]	— [e]	— [e]	.01

Net asset value, end of period	$22.20	$21.67	$20.58	$19.98	$24.63	$26.46

Total Return[f]	2.45%	5.30%	3.00%	(18.17%)	(3.71%)	6.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,484	$44,421	$69,351	$63,229	$141,483	$176,187

Ratios to average net assets:
Net investment income (loss)	(1.24%)	(2.08%)	(1.18%)	(0.31%)	2.21%	2.78%
Total expenses[g]	2.89%	3.69%	2.37%	2.07%	1.95%	1.90%
Net expenses[h]	2.73%	3.54%	2.33%	2.07%	1.95%	1.90%
Operating expenses[i]	1.41%	1.41%	1.41%	1.40%	1.40%	1.43%

Portfolio turnover rate	202%	993%	858%	1,578%	509%	298%
30   |    the RYDEX | SGI series funds semi-annual report

MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	June 30,	December 31,
Institutional Class	2011 [a,c]	2010 [c,j]

Per Share Data
Net asset value, beginning of period	$21.71	$20.61

Income (loss) from investment operations:
Net investment loss[d]	(.10)	(.43)
Net gain on investments (realized and unrealized)	.66	1.53

Total from investment operations	.56	1.10

Redemption fees collected	—	— [e]

Net asset value, end of period	$22.27	$21.71

Total Return[f]	2.58%	5.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$294	$296

Ratios to average net assets:
Net investment loss	(0.97%)	(3.10%)
Total expenses[g]	2.62%	5.13%
Net expenses[h]	2.46%	4.98%
Operating expenses[i]	1.16%	1.17%

Portfolio turnover rate	202%	993%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	The Fund changed it’s fiscal year end from March 31 to December 31 in 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Consolidated.

[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[e]	Less than $0.01 per share.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[g]	Does not include expenses of the underlying funds in which the Fund invests.

[h]	Net expense information reflects the expense ratios after voluntary expense waivers.

[i]	Operating expenses exclude interest and dividend expense from securities sold short.

[j]	Since the commencement of operations: May 3, 2010.
the RYDEX | SGI series funds semi-annual report    |   31

FUND PROFILE (Unaudited)	June 30, 2011
COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCITM”) (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in derivative investments such as futures contracts, and options on index futures.
32   |    the RYDEX | SGI series funds semi-annual report

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

COMMODITIES STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† — 24.6%
Freddie Mac[1] 0.23% due 08/09/11	$10,000,000	$9,999,780

Total Federal Agency Discount Note (Cost $9,997,509)		9,999,780

REPURCHASE AGREEMENTS††,2 — 71.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	24,385,496	24,385,496
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	2,729,384	2,729,384
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	934,721	934,721
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	836,954	836,954
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	168,250	168,250

Total Repurchase Agreements (Cost $29,054,805)		29,054,805

Total Investments — 96.1% (Cost $39,052,314)		$39,054,585

Cash & Other Assets, Less Liabilities — 3.9%		1,571,083

Total Net Assets — 100.0%		$40,625,668

		Unrealized
	Contracts	Loss

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2011 Goldman Sachs IDX Futures Contracts (Aggregate Value of Contracts $43,117,025)	259	$(2,066,852)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
August 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $2,373,250)	25	$(19,700)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 33

COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $9,997,509)	$9,999,780
Repurchase agreements, at value (cost 29,054,805)	29,054,805
Segregated cash with broker	2,083,125
Receivables:
Fund shares sold	35,729

Total assets	41,173,439

Liabilities:
Payable for:
Fund shares redeemed	129,903
Management fees	29,061
Transfer agent and administrative fees	9,687
Distribution and service fees	12,688
Portfolio accounting fees	3,875
Variation margin	332,355
Other	30,202

Total liabilities	547,771

Net assets	$40,625,668

Net assets consist of:
Paid in capital	$59,502,374
Accumulated net investment loss	(950,084)
Accumulated net realized loss on investments	(15,842,341)
Net unrealized depreciation on investments	(2,084,281)

Net assets	$40,625,668

A-Class:
Net assets	$7,762,051
Capital shares outstanding	442,783
Net asset value per share	$17.53

Maximum offering price per share (Net asset value divided by 95.25%)	$18.40

C-Class:
Net assets	$4,556,921
Capital shares outstanding	272,635
Net asset value per share	$16.71

H-Class:
Net assets	$28,306,696
Capital shares outstanding	1,614,183
Net asset value per share	$17.54

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Interest	$34,388

Total investment income	34,388

Expenses:
Management fees	315,550
Transfer agent and administrative fees	92,621
Distribution and service fees:
A-Class	11,221
C-Class	26,040
H-Class	74,889
Portfolio accounting fees	37,048
Trustees’ fees*	5,203
Miscellaneous	76,403

Total expenses	638,975
Less:
Expenses waived by Advisor	(37,688)

Net expenses	601,287

Net investment loss	(566,899)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	4,014,420

Net realized gain	4,014,420

Net change in unrealized appreciation (depreciation) on:
Investments	(2,059)
Futures contracts	(3,851,045)

Net change in unrealized appreciation (depreciation)	(3,853,104)

Net realized and unrealized gain	161,316

Net decrease in net assets resulting from operations	$(405,583)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | the RYDEX | SGI series funds semi-annual report	See Notes to Financial Statements.

COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(566,899)	$(535,264)
Net realized gain on investments	4,014,420	7,267,244
Net change in unrealized appreciation (depreciation) on investments	(3,853,104)	(7,069,540)

Net decrease in net assets resulting from operations	(405,583)	(337,560)

Distributions To Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
A-Class	9,587,253	7,393,876
C-Class	1,546,417	2,777,598
H-Class	149,936,454	66,067,956
Redemption fees collected
A-Class	—	3
C-Class	—	2
H-Class	—	10
Cost of shares redeemed
A-Class	(8,936,055)	(8,914,378)
C-Class	(1,846,030)	(4,181,943)
H-Class	(153,594,872)	(65,225,874)

Net decrease from capital share transactions	(3,306,833)	(2,082,750)

Net decrease in net assets	(3,712,416)	(2,420,310)

Net assets:
Beginning of period	44,338,084	46,758,394

End of period	$40,625,668	$44,338,084

Accumulated net investment loss at end of period	$(950,084)	$(383,185)

Capital share activity:
Shares sold
A-Class	508,676	472,488
C-Class	86,175	185,981
H-Class	8,197,567	4,206,889
Shares redeemed
A-Class	(480,986)	(579,317)
C-Class	(106,479)	(284,662)
H-Class	(8,446,707)	(4,296,966)

Net decrease in shares	(241,754)	(295,587)

See Notes to Financial Statements.	the RYDEX | SGI series funds semi-annual report | 35

COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	March 31,	March 31,	March 31,
A-Class	2011 [a,g]	2010 [g]	2009 [f,g]	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.33	$16.39	$13.26	$32.68	$23.81	$27.29

Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.22)	(.14)	— [c]	.68	.63
Net gain (loss) on investments (realized and unrealized)	.33	1.16	3.37	(18.80)	8.27	(4.15)

Total from investment operations	.20	.94	3.23	(18.80)	8.95	(3.52)

Less distributions from:
Net investment income	—	—	(.11)	(.70)	(.22)	—

Total distributions	—	—	(.11)	(.70)	(.22)	—

Redemption fees collected	—	— [c]	.01	.08	.14	.04

Net asset value, end of period	$17.53	$17.33	$16.39	$13.26	$32.68	$23.81

Total Return[d]	1.21%	5.74%	24.46%	(57.55%)	38.48%	(12.75%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,762	$7,192	$8,553	$7,189	$18,579	$9,720

Ratios to average net assets:
Net investment income (loss)	(1.47%)	(1.42%)	(1.24%)	0.02%	2.49%	2.57%
Total expenses	1.66%	1.65%	1.56%	1.52%	1.51%	1.46%
Net expenses[e]	1.56%	1.56%	1.38%	1.20%	1.19%	1.17%

Portfolio turnover rate	—	200%	220%	390%	405%	672%

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	March 31,	March 31,	March 31,
C-Class	2011 [a,g]	2010 [g]	2009 [f,g]	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$16.58	$15.80	$12.86	$31.96	$23.47	$27.10

Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.32)	(.22)	(.06)	.48	.56
Net gain (loss) on investments (realized and unrealized)	.32	1.10	3.26	(18.43)	8.09	(4.23)

Total from investment operations	.13	.78	3.04	(18.49)	8.57	3.67

Less distributions from:
Net investment income	—	—	(.11)	(.70)	(.22)	—

Total distributions	—	—	(.11)	(.70)	(.22)	—

Redemption fees collected	—	— [c]	.01	.09	.14	.04

Net asset value, end of period	$16.71	$16.58	$15.80	$12.86	$31.96	$23.47

Total Return[d]	0.78%	4.94%	23.74%	(58.03%)	37.41%	(13.39%)

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$4,557	$4,857	$6,186	$4,072	$10,793	$4,169
Ratios to average net assets:
Net investment income (loss)	(2.21%)	(2.17%)	(2.03%)	(0.22%)	1.79%	2.23%
Total expenses	2.41%	2.39%	2.31%	2.28%	2.26%	2.23%
Net expenses[e]	2.31%	2.30%	2.15%	1.95%	1.94%	1.94%

Portfolio turnover rate	—	200%	220%	390%	405%	672%
36   |    the RYDEX | SGI series funds semi-annual report

COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	March 31,	March 31,	March 31,
H-Class	2011 [a,g]	2010 [g]	2009 [f,g]	2009	2008	2007

Per Share Data
Net asset value, beginning of period	$17.33	$16.39	$13.26	$32.66	$23.81	$27.29

Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.22)	(.14)	.13	.60	.77
Net gain (loss) on investments (realized and unrealized)	.35	1.16	3.37	(18.93)	8.30	(4.28)

Total from investment operations	.21	.94	3.23	(18.80)	8.90	(3.51)

Less distributions from:
Net investment income	—	—	(.11)	(.70)	(.22)	—

Total distributions	—	—	(.11)	(.70)	(.22)	—

Redemption fees collected	—	— [c]	.01	.10	.17	.03

Net asset value, end of period	$17.54	$17.33	$16.39	$13.26	$32.66	$23.81

Total Return[d]	1.21%	5.74%	24.45%	(57.52%)	38.39%	(12.75%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,307	$32,290	$32,019	$50,622	$124,886	$35,062

Ratios to average net assets:
Net investment income (loss)	(1.48%)	(1.42%)	(1.22%)	0.43%	2.10%	2.99%
Total expenses	1.67%	1.65%	1.56%	1.52%	1.51%	1.49%
Net expenses[e]	1.57%	1.56%	1.37%	1.20%	1.19%	1.20%

Portfolio turnover rate	—	200%	220%	390%	405%	672%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using the average shares outstanding throughout the period.

[c]	Less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the impact of any applicable sales charges and has not been annualized.

[f]	The Fund changed its fiscal year end from March 31 to December 31 in 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[g]	Consolidated.
the RYDEX | SGI series funds semi-annual report    |   37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
1. Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers eight separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, and Institutional Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2011, the Trust consisted of fifty-eight separate funds. This report covers the Long/Short Commodities Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund (collectively, the “Funds”). Only A-Class, C-Class, H-Class, Y-Class and Institutional Class shares had been issued by the Funds. Effective September 13, 2010, the redemption fee was removed.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Consolidation of Subsidiary
Each of the consolidated financial statements of the Funds include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.
A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets
	Inception	Net Assets at	of the Fund
	Date of	June 30,	at June 30,
	Subsidiary	2011	2011

Long/Short Commodities Strategy Fund	06/25/09	$65,920,009	17.67%
Multi-Hedge Strategies Fund	09/18/09	$8,742,268	12.64%
Commodities Strategy Fund	09/08/09	$6,405,783	15.77%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the
38   |    the RYDEX | SGI series funds semi-annual report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days at acquistion are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquistion and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. The Funds invest in futures for liquity and to gain index exposure. The Multi-Hedge Strategies Fund invests in futures for income, hedging and speculation. The Funds invested in stock or bond index futures, commodity futures, currency futures, or a combination of the four. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. Investment securities and other assets and liabilities denominated in foreign currencies are translated into
the RYDEX | SGI series funds semi-annual report    |   39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
H. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of their investment strategies, the Funds utilized short sales and derivative instruments including futures. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized on the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
In conjunction with the use of short sales and futures contracts, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales and futures contracts, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counter-party credit risk.
3. Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Commodities Strategy Fund; 0.90% of the average daily net assets of the Long/Short Commodities Strategy Fund, and 1.15% of the average daily net assets of the Multi-Hedge Strategies Fund.
40   |    the RYDEX | SGI series funds semi-annual report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
SGI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to SGI by the Subsidiary. This undertaking will continue in effect for as long as the Fund invests in the Subsidiary, and may not be terminated by SGI unless SGI obtains the prior approval of the Fund’s Board of Trustees for such termination. In any event, this undertaking will continue through April 30, 2012.
As part of its agreement with the Trust, SGI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses, and extraordinary expenses.
RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Multi-Hedge Strategies Fund are paid by SGI, as previously noted.
RFS provides accounting services to the Funds calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Multi-Hedge Strategies Fund are paid by SGI, as previously noted.
RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by SGI, as previously noted.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.
During the period ended June 30, 2011, RDL retained sales charges of $246,100 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
the RYDEX | SGI series funds semi-annual report    |   41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 1	Level 2
	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Total

Assets
Long/Short Commodities Strategy Fund	$—	$5,993,232	$344,834,518	$350,827,750
Multi-Hedge Strategies Fund	52,954,442	3,313,679	13,994,316	70,262,437
Commodities Strategy Fund	—	—	39,054,585	39,054,585

Liabilities
Long/Short Commodities Strategy Fund	$—	$6,891,157	$—	$6,891,157
Multi-Hedge Strategies Fund	34,211,612	2,464,262	—	36,675,874
Commodities Strategy Fund	—	2,086,552	—	2,086,552

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Bonds
0.00%			4.38% - 7.63%
due 07/01/11	$730,000,000	$730,000,000	02/15/25 - 11/15/39	$594,738,500	$744,600,046
Credit Suisse Group			U.S. Treasury Note
0.00%			0.75%
due 07/01/11	250,000,000	250,000,000	05/31/12	253,494,900	255,000,026
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.00%			0.00%
due 07/01/11	223,851,417	223,851,417	06/28/12	228,743,700	228,328,530
Deutsche Bank			U.S. Treasury Note
0.00%			2.75%
due 07/01/11	45,000,000	45,000,000	11/30/16	43,820,200	45,900,098
BNP Paribas Securities Corp.			U.S. Treasury Note
0.00%			0.38%
due 07/01/11	39,994,500	39,994,500	10/31/12	40,717,800	40,794,486

	$1,288,845,917	$1,288,845,917		$1,161,515,100	$1,314,623,186

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
42   |    the RYDEX | SGI series funds semi-annual report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
During the period ended June 11, 2011, the Funds sought to achieve their investment objectives by investing in commodity, and financial-linked derivative instruments, including futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Funds is limited to the profit earned on such derivatives:

	Approximate percentage
	of Fund’s net assets
	on a daily basis
Fund	Long	Short

Long/Short Commoditities Strategy Fund	85%	—
Multi-Hedge Strategies Fund	105%	150%
Commodities Strategy Fund	110%	10%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity/Currency/Commodity/Interest rate contracts	Variation Margin	Variation Margin
The following table sets forth the fair value of the Funds’ derivative investments categarized by primary risk exposure at June 30, 2011:

Asset Derivative Investments Value
	Futures	Futures	Futures
	Equity	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	June 30, 2011

Long/Short Commodities Strategy Fund	$—	$—	$—	$—
Multi-Hedge Strategies Fund	1,500,433	1,813,246	—	3,313,679
Commodities Strategy Fund	—	—	—	—

Liability Derivative Investments Value
	Futures	Futures	Futures
	Equity	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	June 30, 2011

Long/Short Commodities Strategy Fund	$—	$897,925	$—	$897,925
Multi-Hedge Strategies Fund	695,903	1,701,301	61,978	2,459,182
Commodities Strategy Fund	—	(2,086,552)	—	(2,086,552)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts Change in net unrealized appreciation (depreciation) on futures contracts
Commodity/Interest Rate contracts	Net realized gain (loss) on futures contracts Change in net unrealized appreciation (depreciation) on futures contracts
the RYDEX | SGI series funds semi-annual report    |   43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Futures	Futures
	Equity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Total

Long/Short Commodities Strategy Fund	$—	$—	$30,379,424	$—	$30,379,424
Multi-Hedge Strategies Fund	(665,239)	(58,053)	2,549,834	(241,755)	1,584,787
Commodities Strategy Fund	—	—	4,014,420	—	4,014,420

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Futures	Futures
	Equity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Total

Long/Short Commodities Strategy Fund	$—	$—	$(19,005,143)	$—	$(19,005,143)
Multi-Hedge Strategies Fund	804,530	—	106,865	(61,978)	849,417
Commodities Strategy Fund	—	—	(3,851,045)	—	(3,851,045)
7. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
The Long/Short Commodities Strategy Fund, the Multi-Hedge Strategies Fund, and the Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Long/Short Commodities Strategy Fund, the Multi-Hedge Strategies Fund, and the Commodities Strategy Fund have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
44   |    the RYDEX | SGI series funds semi-annual report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (concluded)
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

Long/Short Commodities Strategy Fund	$344,746,860	$97,135	$(9,477)	$87,658
Multi-Hedge Strategies Fund	32,652,027	5,829,790	(393,164)	5,436,626
Commodities Strategy Fund	39,054,585	2,271	—	2,271
8. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

Long/Short Commodities Strategy Fund	$—	$—
Multi-Hedge Strategies Fund	39,844,381	43,581,907
Commodities Strategy Fund	—	—
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended June 30, 2011, the Funds did not have any borrowings under this agreement.
10. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
11. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
the RYDEX | SGI series funds semi-annual report    |   45

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
46   |    the RYDEX | SGI series funds semi-annual report

RYDEX | SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
the RYDEX | SGI series funds semi-annual report    |   47

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret
Trustee, Chairman of the	Rydex Series Funds — 1997	148
Board (1940)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
48   |    the RYDEX | SGI series funds semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc.(2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
the RYDEX | SGI series funds semi-annual report    |   49

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS — concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800-820-0888
RDXSGIALT—SEMI—0611x1211

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable

Item 11. Controls and Procedures.
(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date September 2, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President and Treasurer
Date September 2, 2011

*	Print the name and title of each signing officer under his or her signature.